As filed with the Securities and Exchange Commission on January 11, 2002 Registration No. 33-54126; 811-7332

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _____
Post-Effective Amendment No. 31 ___X__
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
Amendment No. 35 X_
(Check appropriate box or boxes)
________________________

BARCLAYS GLOBAL INVESTORS FUNDS (as successor to Barclays Global Investors Funds, Inc., a Maryland corporation)
(Exact Name of Registrant as specified in Charter) 111 Center Street Little Rock, Arkansas 72201 (Address of Principal Executive Offices, including Zip Code)

Registrant’s telephone number, including area code: (800) 643-9691
Richard H. Blank, Jr. c/o Stephens Inc. 111 Center Street Little Rock, Arkansas 72201 (Name and Address of Agent for Service)
With a copy to: Robert M. Kurucza, Esq. Marco E. Adelfio, Esq. Morrison & Foerster LLP 2000 Pennsylvania Avenue, N.W. Washington, D.C. 20006
_X	Immediately upon filing pursuant to Rule 485(b), or	___	on ___________ pursuant to Rule 485(b)
___	60 days after filing pursuant to Rule 485(a)(1), or	___	on ___________ pursuant to Rule 485(a)(1)
___	75 days after filing pursuant to Rule 485(a)(2), or
If appropriate, check the following box:
___	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Declaration Pursuant to Rule 414 Under the Securities Act of 1933

        This Post-Effective Amendment No. 31 has been filed by Barclays Global Investors Funds, a Delaware business trust, for the purpose of adopting under the Securities Act of 1933 and the Investment Company Act of 1940 the Registration Statement on Form N-1A of Barclays Global Investors Funds, Inc., a Maryland corporation, pursuant to the provisions of Rule 414 under the Securities Act of 1933. In accordance with the provisions of paragraph (d) of Rule 414, this Registration Statement also revises and sets forth additional information arising in connection with the Registrant’s change in domicile or otherwise necessary to keep the Registration Statement from being misleading in any material respect. Upon effectiveness of this Post-Effective Amendment, the Delaware business trust hereby affirmatively adopts the Registration Statement (File Nos. 33-54126 and 811-7332) of the Maryland corporation.

EXPLANATORY NOTE

        This Post-Effective Amendment No. 31 has been filed by Barclays Global Investors Funds (the "Trust"), a Delaware business trust, for the purpose of adopting under the Securities Act of 1933 and the Investment Company Act of 1940 the Registration Statement on Form N-1A of Barclays Global Investors Funds, Inc., a Maryland corporation, pursuant to the provisions of Rule 414 under the Securities Act of 1933. This Post-Effective Amendment also is being filed to update Part C of the Registration Statement, including exhibits required by Item 23 of Part C. Part A and B are hereby incorporated by reference. This Post-Effective Amendment does not affect any other part of the Registration Statement of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS
FILE NO. 33-54126; 811-7332

PART C

OTHER INFORMATION

Item 23. Exhibits.

Exhibit	Description
(a)
Agreement and Declaration of Trust, dated November 27, 2001, filed herewith.

(b)
By-Laws, dated November 27, 2001, filed herewith.

(c)
Not applicable.

(d)
Not applicable.

(e)

Amended and Restated Distribution Agreement with Stephens Inc. ("Stephens") on behalf of the Funds, dated February 16, 1996, incorporated by reference to Post-Effective Amendment No. 13, filed June 28, 1996.

(f)
Not applicable.

(g)
Custody Agreement with Investors Bank & Trust Company ("IBT") on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.

(h)(1)
Transfer Agency and Service Agreement with IBT on behalf of the Funds, dated February 27, 1998, incorporated by reference to Post-Effective Amendment No. 22, filed July 30, 1999.

(h)(2)
Shareholder Servicing Plan and form of Shareholder Servicing Agreement, filed herewith.

(h)(3)

Co-Administration Agreement among Stephens, Barclays Global Investors, N.A. ("BGI") and BGIF on behalf of the Funds, dated October 21, 1996, as amended February 14, 2000, incorporated by reference to Post-Effective Amendment No. 28, filed April 17, 2001.

(h)(4)
Sub-Administration Agreement among BGI, IBT and BGIF on behalf of the Funds, dated October 21, 1996, incorporated by reference to Post-Effective Amendment No. 14, filed June 30, 1997.

(h)(5)

Service Agreement between Merrill Lynch, Pierce, Fenner & Smith Incorporated and BGIF on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.

(h)(6)

Financial Services Agreement between Merrill Lynch, Pierce, Fenner & Smith Incorporated and BGIF on behalf of the Funds, dated December 31, 1997, incorporated by reference to Post-Effective Amendment No. 16, filed July 2, 1998.

(i)
Not applicable.

(j)(1)
Powers of Attorney for Jack S. Euphrat, R. Greg Feltus and W. Rodney Hughes, incorporated by reference to Post-Effective Amendment No. 14, filed June 30, 1997.

(j)(2)
Power of Attorney for Leo Soong, incorporated by reference to Post-Effective Amendment No. 23, filed June 30, 2000.

(k)
Not applicable.

(l)
Not applicable.

(m)
Distribution Plan, dated November 27, 2001, filed herewith

(n)
Rule 18f-3 Multi-Class Plan, dated November 27, 2001, filed herewith.

(p)(1)
Joint Code of Ethics of Barclays Global Investors Funds and Master Investment Portfolio, filed herewith.

(p)(2)
Code of Ethics of Barclays Global Fund Advisors, incorporated by reference to Post Effective Amendment No. 30, filed April 30, 2001.

(p)(3)
Code of Ethics of Stephens, incorporated by reference to Post Effective Amendment No. 30, filed April 30, 2001.

Item 24. Persons Controlled by or Under Common Control with the Fund

        As of March 31, 2001, each Fund listed below owned the following percentages of the outstanding beneficial interests of the corresponding Master Portfolios of Master Investment Portfolio. For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a Fund in the table below is identified as the beneficial owner of more than 25% of the corresponding Master Portfolio and has voting and/or investment powers, it may be presumed to control the Master Portfolio.

Fund	Corresponding Master Portfolio	Percentage of beneficial interests held
Asset Allocation Fund	Asset Allocation Master Portfolio (MIP)	99%
Bond Index Fund	Bond Index Master Portfolio (MIP)	16%
Institutional Money Market Fund	Money Market Master Portfolio (MIP)	11%
LifePath Income Portfolio	LifePath Income Master Portfolio (MIP)	31%
LifePath 2010 Portfolio	LifePath 2010 Master Portfolio (MIP)	32%
LifePath 2020 Portfolio	LifePath 2020 Master Portfolio (MIP)	49%
LifePath 2030 Portfolio	LifePath 2030 Master Portfolio (MIP)	28%
LifePath 2040 Portfolio	LifePath 2040 Master Portfolio (MIP)	21%
Money Market Fund	Money Market Master Portfolio (MIP)	11%
S&P 500 Stock Fund	S&P 500 Index Master Portfolio (MIP)	56%

Item 25. Indemnification.

Section 10.02 of the Registrant’s Agreement and Declaration of Trust provides:

(a) Subject to the exceptions and limitations contained in paragraph (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26. Business and Other Connections of Investment Adviser.

        The Funds currently do not retain an investment adviser. The corresponding MIP Master Portfolio to the Fund is advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of BGI. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

        Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position at BGFA
Principal Business(es) During at Least the Last Two Fiscal Years

Garrett Bouton Director
Chairman and Chief Executive Officer of BGFA and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Patricia Dunn Director
Managing Director of BGFA and Co-Chairman and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Andrea Zulberti Director
Chief Administrative Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Allison Davis
Chief Financial Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters.

(a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Funds Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust, and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

(b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the SEC pursuant to the 1940 Act (file No. 501-15510).

(c) Not applicable.

Item 28. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

(b) BGFA and BGI maintain all Records relating to their services as adviser and co-administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

(c) Stephens Inc. maintains all Records relating to its services as sponsor, co- administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

(d) IBT maintains all Records relating to its services as sub-administrator and custodian at 89 South Street, Boston, Massachusetts 02111.

Item 29. Management Services.

        Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

Not Applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 11th day of January, 2002.
BARCLAYS GLOBAL INVESTORS FUNDS By: /s/ Richard H. Blank, Jr. Richard H. Blank, Jr. Secretary and Treasurer (Principal Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title
_____________________ (Mary G. F. Bitterman)	Trustee	1/11/02
________*_____________ (R. Greg Feltus)	Trustee, Chairman and President (Principal Executive Officer)	1/11/02
/s/ Richard H. Blank, Jr. (Richard H. Blank, Jr.)	Secretary and Treasurer Principal Financial Officer	1/11/02
____________*__________ (Jack S. Euphrat)	Trustee	1/11/02
____________*__________ (W. Rodney Hughes)	Trustee	1/11/02
______________________ (Lee T. Kranefuss)	Trustee	1/11/02
______________________ (Richard K. Lyons)	Trustee	1/11/02
____________*__________ (Leo Soong)	Trustee	1/11/02

*By: /s/ Richard H. Blank, Jr. Richard H. Blank, Jr. As Attorney-in-Fact pursuant to powers of attorney as previously filed. January 11, 2002

BARCLAYS GLOBAL INVESTORS FUNDS
SEC FILE Nos. 33-54126; 811-7332

EXHIBIT INDEX

Exhibit Number	Description
Exhibit (a)	* Agreement and Declaration of Trust
Exhibit (b)	* By-Laws
Exhibit (h)(2)	* Shareholder Servicing Plan and Form of Shareholder Servicing Agreement
Exhibit (m)	* Distribution Plan
Exhibit (n)	* Rule 18f-3 Multi-Class Plan
Exhibit (p)(1)	* Joint Code of Ethics of BGIF and MIP

Exhibit (a)

BARCLAYS GLOBAL INVESTORS FUNDS

AGREEMENT AND DECLARATION OF TRUST

DATED NOVEMBER 27, 2001

BARCLAYS GLOBAL INVESTORS FUNDS

Dated November 27, 2001

        This AGREEMENT AND DECLARATION OF TRUST (hereinafter "Trust Instrument") is made on November 27, 2001 (together with all other persons from time to time duly elected, qualified and serving as Trustees in accordance with Article III hereof, the "Trustees").

        WHEREAS, the Trustees desire to establish a business trust for the investment and reinvestment of funds contributed thereto;

        NOW, THEREFORE, the Trustees declare that all money and property contributed to the trust hereunder shall be held and managed in trust under this Trust Instrument as herein set forth below.

ARTICLE I

NAME AND DEFINITIONS

Section 1.01. Name. The name of the trust created hereby is "Barclays Global Investors Funds."

Section 1.02. Definitions. Wherever used herein, unless otherwise required by the context or specifically provided:

(a) The term "By-Laws" means the By-Laws referred to in Article IV, Section 4.01(e) hereof, as from time to time amended;

(b) The term "Commission" has the meaning given it in the 1940 Act (as defined below). The terms "Affiliated Person," "Assignment," "Interested Person," and "Principal Underwriter" shall have the meanings given them in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted by or interpretive releases of the Commission thereunder;

(c) The term "Delaware Act" refers to Chapter 38 of Title 12 of the Delaware Code entitled "Treatment of Delaware Business Trusts," as it may be amended from time to time;

(d) The term "Net Asset Value" means the net asset value of each Series (as defined below) of the Trust (as defined below) determined in the manner provided in Article IX, Section 9.03 hereof;

(e) The term "Outstanding Shares" means those Shares (as defined below) shown from time to time in the books of the Trust or its Transfer Agent as then issued and outstanding, but shall not include Shares which have been redeemed or repurchased by the Trust and which are at the time held in the treasury of the Trust;

(f) The term "Series" means a series of Shares of the Trust established in accordance with the provisions of Article II, Section 2.05 hereof;

(g) The term "Shareholder" means a record owner of Outstanding Shares of the Trust;

(h) The term "Shares" means the equal proportionate transferable units of beneficial interest into which the beneficial interest of each Series of the Trust or class thereof shall be divided and may include fractions of Shares as well as whole Shares;

(i) The term "Trust" refers to Barclays Global Investors Funds and all Series of Barclays Global Investors Funds, and reference to the Trust, when applicable to one or more Series of the Trust, shall refer to any such Series;

(j) The term "Trustee" or "Trustees" means the person or persons who has or have signed this Trust Instrument, so long as he, she or they shall continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with the provisions of Article III hereof and reference herein to a Trustee or to the Trustees shall refer to the individual Trustees in their capacity as Trustees hereunder;

(k) The term "Trust Property" means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of one or more of the Trust or any Series, or the Trustees on behalf of the Trust or any Series.

(l) The term "1940 Act" refers to the Investment Company Act of 1940, as amended from time to time.

ARTICLE II

BENEFICIAL INTEREST

Section 2.01. Shares of Beneficial Ownership Interest. The beneficial interest in the Trust shall be divided into such transferable Shares of one or more separate and distinct Series or classes of a Series as the Trustees shall from time to time create and establish. The number of Shares of each Series, and class thereof, authorized hereunder is unlimited. Each Share shall have no par value. All Shares issued hereunder, including without limitation Shares issued in connection with a dividend in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable.

Section 2.02. Issuance of Shares. The Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, subject to applicable law, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees from time to time may divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

Section 2.03. Ownership and Transfer of Shares. The Trust or a transfer agent for the Trust shall maintain a register containing the names and addresses of the Shareholders of each Series and class thereof, the number of Shares of each Series and class held by such Shareholders, and a record of all Share transfers. The register shall be conclusive as to the identity of Shareholders of record and the number of Shares held by them from time to time. The Trustees may authorize the issuance of certificates representing Shares and adopt rules governing their use. The Trustees may make rules governing the transfer of Shares, whether or not represented by certificates. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder thereof or by his duly authorized agent upon delivery to the Trustees or the Trust’s transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence or the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the By-laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the Shareholder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee or agent of the Trust, shall be affected by any notice of a proposed transfer.

Section 2.04. Treasury Shares. Shares held in the treasury shall, until reissued pursuant to Section 2.02 hereof, not confer any voting rights on the Trustees, nor shall such Shares be entitled to any dividends or other distributions declared with respect to the Shares.

Section 2.05. Establishment of Series. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust of each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide and combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, to abolish any one or more Series or classes of Shares or to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares.

        All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

        Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of distributions of income and capital gains, if any, made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

Section 2.06. Investment in the Trust. The Trustees shall accept investments in any Series of the Trust from such persons and on such terms as they may from time to time authorize. At the Trustees’ discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the affected Series is authorized to invest, valued as provided in Article IX, Section 9.03 hereof. Investments in a Series shall be credited to each Shareholder’s account in the form of full or fractional Shares at the Net Asset Value per Share next determined after the investment is received; provided, however, that the Trustees may, in their sole discretion, (a) fix the Net Asset Value per Share of the initial capital contribution or (b) impose a sales charge upon investments in the Trust in such manner and at such time as determined by the Trustees. The Trustees shall have the right to refuse to accept investments in any Series at any time without any cause or reason therefor whatsoever.

Section 2.07. Assets and Liabilities of Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other Series and may be referred to herein as "assets belonging to" that Series. The assets belonging to a particular Series shall belong to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular Series shall be allocated by the Trustees between and among one or more of the Series in such manner as the Trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that Series. The assets belonging to a particular Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the holders of Shares of that Series. The assets belonging to each particular Series shall be charged with the liabilities of that Series and all expenses, costs, charges, and reserves attributable to that Series. Any general liabilities, expenses, costs, charges, or reserves of the Trust which are not readily identifiable as belonging to a particular Series shall be allocated and charged by the Trustees between or among any one or more of the Series in such manner as the Trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes.

        Without limitation of the foregoing provisions of this Section 2.07, but subject to the right of the Trustees in their discretion to allocate general liabilities, expenses, costs, charges, or reserves as herein provided, the debts, liabilities, obligations, and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of the Trust generally. Notice of this contractual limitation on inter-Series liabilities may, in the Trustee’s sole discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

Section 2.08. No Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust or the Trustees, whether of the same or other Series.

Section 2.09. Personal Liability of Shareholders. Each Shareholder of the Trust and of each Series shall not be personally liable for debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Series. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to a Series shall include a recitation limiting the obligation represented thereby to the Trust or to one or more Series and its or their assets (but the omission of such a recitation shall not operate to bind any Shareholder or Trustee of the Trust). Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware. Every written obligation of the Trust or any Series shall contain a statement to the effect that such obligation may only be enforced against the assets of the appropriate Series or all Series; however, the omission of such statement shall not operate to bind or create personal liability for any Shareholder or Trustee.

Section 2.10. Assent to Trust Instrument. Every Shareholder, by virtue of having purchased a Share shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.

ARTICLE III

THE TRUSTEES

Section 3.01. Management of the Trust. The Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by this Trust Instrument. The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United States of America, and in any foreign jurisdiction and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Trust Instrument, the presumption shall be in favor of a grant of power to the Trustees.

        The enumeration of any specific power in this Trust Instrument shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised without order of or resort to any court.

        Except for the Trustees named herein or appointed to fill vacancies pursuant to Section 3.04 of this Article III, the Trustees shall be elected by the Shareholders owning of record a plurality of the Shares voting at a meeting of Shareholders. Such a meeting shall be held on a date fixed by the Trustees. In the event that less than a majority of the Trustees holding office have been elected by Shareholders, the Trustees then in office will call a Shareholders’ meeting for the election of Trustees.

Section 3.02. Initial Trustees. The initial Trustees shall be the persons named herein. On a date fixed by the Trustees, the Shareholders shall elect additional Trustees subject to Section 3.06 of this Article III.

Section 3.03. Term of Office of Trustees. The Trustees shall hold office during the lifetime of this Trust, and until its termination as herein provided, except that: (a) any Trustee may resign his trust by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) any Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) any Trustee who requests in writing to be retired or who has died, becomes physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any meeting of the Shareholders of the Trust by a vote of Shareholders owning at least two-thirds of the outstanding Shares.

Section 3.04. Vacancies and Appointment of Trustees. In case of the declination to serve, death, resignation, retirement, removal, physical or mental incapacity by reason of disease or otherwise, or a Trustee is otherwise unable to serve, or an increase in the number of Trustees, a vacancy shall occur. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled, the other Trustees shall have all the powers hereunder and the certificate of the other Trustees of such vacancy shall be conclusive. In the case of an existing vacancy, the remaining Trustees shall fill such vacancy by appointing such other person as they in their discretion shall see fit consistent with the limitations under the 1940 Act. Such appointment shall be evidenced by a written instrument signed by a majority of the Trustees in office or by resolution of the Trustees, duly adopted, which shall be recorded in the minutes of a meeting of the Trustees, whereupon the appointment shall take effect.

        An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee appointed pursuant to this Section 3.04 shall have accepted this trust, the trust estate shall vest in the new Trustee or Trustees, together with the continuing Trustees, without any further act or conveyance, and he or she shall be deemed a Trustee hereunder. The power to appoint a Trustee pursuant to this Section 3.04 is subject to the provisions of Section 16(a) of the 1940 Act.

Section 3.05. Temporary Absence of Trustee. Any Trustee may, by power of attorney, delegate his power for a period not exceeding six months at any one time to any other Trustee or Trustees, provided that in no case shall less than two Trustees personally exercise the other powers hereunder except as herein otherwise expressly provided.

Section 3.06. Number of Trustees. The number of Trustees shall be set initially at seven (7), and thereafter shall be such number as shall be fixed from time to time by a majority of the Trustees, provided, however, that the number of Trustees shall in no event be more than fifteen (15) or less than three (3).

Section 3.07. Effect of Death, Resignation, Etc., of a Trustee. The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the Trust or to revoke any existing agency created pursuant to the terms of this Trust Instrument.

Section 3.08. Ownership of Assets of the Trust. The assets of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. Legal title in and beneficial ownership of all of the assets of the Trust and the right to conduct any business shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by, or in the name of, the Trust, or in the name of any person as nominee. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust or Series. The Shares shall be personal property giving only the rights specifically set forth in this Trust Instrument. The Trust, or at the determination of the Trustees one or more of the Trustees or a nominee acting for and on behalf of the Trust, shall be deemed to hold legal title and beneficial ownership of any income earned on securities of the Trust issued by any business entities formed, organized, or existing under the laws of any jurisdiction, including the laws of any foreign country. Upon the resignation or removal of a Trustee, or his otherwise ceasing to be a Trustee, he or she shall execute and deliver such documents as the remaining Trustees shall require for the purpose of conveying to the Trust or the remaining Trustees any Trust Property held in the name of the resigning or removed Trustee. Upon the incapacity or death of any Trustee, his legal representative shall execute and deliver on his behalf such documents as the remaining Trustees shall require as provided in the preceding sentence.

Section 3.09. Compensation. The Trustees as such shall be entitled to reasonable compensation from the Trust, and they may periodically fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

ARTICLE IV

POWERS OF THE TRUSTEES

Section 4.01. Powers. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust. The Trustees shall not in any way be bound or limited by present or future laws or customs in regard to trust investments, but shall have full authority and power to make any and all investments which they, in their sole discretion, shall deem proper to accomplish the purpose of this Trust without recourse to any court or other authority. Subject to any applicable limitation in this Trust Instrument or the By-Laws of the Trust, the Trustees shall have power and authority:

(a) To invest and reinvest cash and other property, and to hold cash or other property uninvested, without in any event being bound or limited by any present or future law or custom in regard to investments by trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all the assets of the Trust;

(b) To operate as and carry on the business of an investment company, and exercise all the powers necessary and appropriate to the conduct of such operations;

(c) To borrow money and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation or engagement of any other Person and to lend Trust Property;

(d) To provide for the distribution of interests of the Trust either through a principal underwriter in the manner hereinafter provided for or by the Trust itself, or both, or otherwise pursuant to a plan of distribution of any kind;

(e) To adopt By-Laws not inconsistent with this Trust Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent that they do not reserve that right to the Shareholders; such By-Laws shall be deemed incorporated and included in this Trust Instrument;

(f) To elect and remove such officers and appoint and terminate such agents as they consider appropriate;

(g) To employ one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of any assets of the Trust subject to any conditions set forth in this Trust Instrument or in the By-laws;

(h) To retain one or more transfer agents and shareholder servicing agents, or both;

(i) To set record dates in the manner provided herein or in the By-Laws;

(j) To delegate such authority as they consider desirable to any officers of the Trust and to any investment advisor, manager, custodian, underwriter or other agent or independent contractor;

(k) To sell or exchange any or all of the assets of the Trust, subject to the provisions of Article XI, Section 11.04(b) hereof;

(l) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver powers of attorney to such person or persons as the Trustee shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

(m) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

(n) To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trust or in the name of a custodian or a nominee or nominees, subject in either case to proper safeguards according to the usual practice of Delaware business trusts or investment companies;

(o) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes in accordance with the provisions of Article II hereof and to establish classes of such Series having relative rights, powers and duties as they may provide consistent with applicable law;

(p) Subject to the provisions of Section 3804 of the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series or to apportion the same between or among two or more Series, provided that any liabilities or expenses incurred by a particular Series shall be payable solely out of the assets belonging to that Series as provided for in Article II hereof;

(q) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern, any security of which is held in the Trust; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern, and to pay calls or subscriptions with respect to any security held in the Trust;

(r) To compromise, arbitrate, or otherwise adjust claims in favor of or against the Trust or any matter in controversy including, but not limited to, claims for taxes;

(s) To make distributions of income and of capital gains to Shareholders in the manner hereinafter provided;

(t) To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Series or class, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholder;

(u) To establish one or more committees, to delegate any of the powers of the Trustees to said committees and to adopt a committee charter providing for such responsibilities, membership (including Trustees, officers or other agents of the Trust therein) and any other characteristics of said committees as the Trustees may deem proper. Notwithstanding the provisions of this Article IV, and in addition to such provisions or any other provision of this Trust Instrument or of the By-Laws, the Trustees may by resolution appoint a committee consisting of less than the whole number of Trustees then in office, which committee may be empowered to act for and bind the Trustees and the Trust, as if the acts of such committee were the acts of all the Trustees then in office, with respect to the institution, prosecution, dismissal, settlement, review or investigation of any action, suit or proceeding which shall be pending or threatened to be brought before any court, administrative agency or other adjudicatory body;

(v) To interpret the investment policies, practices, or limitations of any Series;

(w) To establish a registered office and have a registered agent in the state of Delaware;

(x) In general to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable, or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power hereinbefore set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or growing out of or connected with the aforesaid business or purposes, objects or powers.

        The foregoing clauses shall be construed both as objects and power, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity.

        The Trustees shall not be limited to investing in obligations maturing before the possible termination of the Trust.

        No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.

Section 4.02. Issuance and Repurchase of Shares. The Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in Shares and, subject to the provisions set forth in Article II and Article IX, to apply to any such repurchase, redemption, retirement, cancellation, or acquisition of Shares any funds or property of the Trust, or the particular Series of the Trust, with respect to which such Shares are issued.

Section 4.03. Trustees and Officers as Shareholders. Any Trustee, officer, or agent of the Trust may acquire, own, and dispose of Shares to the same extent as if he or she were not a Trustee, officer, or agent; and the Trustees may issue and sell or cause to be issued and sold Shares to and buy such Shares from any such person or any firm or company in which he or she is interested, subject only to the general limitations herein contained as to the sale and purchase of such Shares; and all subject to any restrictions which may be contained in the By-Laws.

Section 4.04. Action by the Trustees. The Trustees shall act by majority vote at a meeting duly called or by written consent of a majority of the Trustees without a meeting or by telephone meeting provided a quorum of Trustees participate in any such telephone meeting, unless the 1940 Act requires that a particular action be taken only at a meeting at which the Trustees are present in person. At any meeting of the Trustees, three (3) of the Trustees shall constitute a quorum. Meetings of the Trustees may be called orally or in writing by the Chairman or by any two (2) other Trustees. Notice of the time, date and place of all meetings of the Trustees shall be given by the party calling the meeting to each Trustee by telephone, telefax, or telegram sent to his home or business address at least twenty-four (24) hours in advance of the meeting or by written notice mailed to his home or business address at least seventy-two (72) hours in advance of the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. Any meeting conducted by telephone shall be deemed to take place at the principal office of the Trust, as determined by the By-Laws or by the Trustees. Subject to the requirements of the 1940 Act, the Trustees by majority vote may delegate to any one or more of their number their authority to approve particular matters or take particular actions on behalf of the Trust. Written consents or waivers of the Trustees may be executed in one or more counterparts. Execution of a written consent or waiver and delivery thereof to the Trust may be accomplished by telefax.

Section 4.05. Chairman of the Trustees. The Trustees shall appoint one of their number to be Chairman of the Board of Trustees. The Chairman shall preside at all meetings of the Trustees, shall be responsible for the execution of policies established by the Trustees and the administration of the Trust, and may be (but is not required to be) the chief executive, financial, and/or accounting officer of the Trust.

Section 4.06. Principal Transactions. Except to the extent prohibited by applicable law, the Trustees, on behalf of the Trust, may, in a manner consistent with applicable legal requirements, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustees or officer of the Trust or any firm of which any such Trustee or officer is a member acting as principal, or have any such dealings with any investment advisor, distributor or transfer agent for the Trust or with any interested Person of such person; and the Trust may employ any such person, or firm or company in which such person is an Interested Person, as broker, legal counsel, registrar, investment advisor, distributor, transfer agent, dividend disbursing agent, or custodian, or in any other capacity upon customary terms.

ARTICLE V

EXPENSES OF THE TRUST

Section 5.01. Payment of Expenses By The Trust. Subject to the provisions of Article II, Section 2.07 hereof, the Trust or a particular Series shall pay, or shall reimburse the Trustees from the assets belonging to all Series or the appropriate Series for their expenses (or the expenses of a Class of such Series) and disbursements, including, without limitation, fees and expenses of Trustees, interest expense, taxes, fees and commissions of every kind, expenses of pricing Trust portfolio securities, expenses of issue, repurchase and redemption of shares, including expenses attributable to a program of periodic repurchases or redemptions, expenses of registering and qualifying the Trust and its Shares under Federal and State laws and regulations or under the laws of any foreign jurisdiction, charges of third parties, including investment advisors, managers, custodians, transfer agents, portfolio accounting and/or pricing agents, and registrars, expenses of preparing and setting up in type prospectuses and statements of additional information and other related Trust documents, expenses of printing and distributing prospectuses sent to existing Shareholders, auditing and legal expenses, reports to Shareholders, expenses of meetings of Shareholders and proxy solicitations therefor, insurance expenses, association membership dues and for such non-recurring items as may arise, including litigation to which the Trust (or a Trustee acting as such) is a party, and for all losses and liabilities by them incurred in administering the Trust, and for the payment of such expenses, disbursements, losses and liabilities the Trustees shall have a lien on the assets belonging to the appropriate Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto. This section shall not preclude the Trust from directly paying any of the aforementioned fees and expenses.

Section 5.02. Payment of Expenses by Shareholders. The Trustee shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, for charges of the Trust’s custodian or transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

ARTICLE VI

CONTRACTS WITH SERVICE PROVIDERS

Section 6.01. Investment Advisor. The Trustees may in their discretion, from time to time, enter into an investment advisory or management contract or contracts with respect to the Trust or any Series; provided, however, that the initial approval and entering into of such contract or contracts shall be subject to a "majority shareholder vote," as defined by the 1940 Act. Notwithstanding any other provision of this Trust Instrument, the Trustees may authorize any investment advisor (subject to such general or specific instructions as the Trustees from time to time may adopt) to effect purchases, sales or exchanges of portfolio securities, other investment instruments of the Trust, or other Trust Property on behalf of the Trustees, or may authorize any officer, agent, or Trustee to effect such purchases, sales, or exchanges pursuant to recommendations of the investment advisor (and all without further action by the Trustees). Any such purchases, sales, and exchanges shall be deemed to have been authorized by all of the Trustees.

        The Trustees may authorize, subject to applicable requirements of the 1940 Act, including those relating to Shareholder approval, the investment advisor to employ, from time to time, one or more sub-advisors to perform such of the acts and services of the investment advisor, and upon such terms and conditions, as may be agreed upon between the investment advisor and sub-advisor. Any reference in this Trust Instrument to the investment advisor shall be deemed to include such sub-advisors, unless the context otherwise requires.

Section 6.02. Principal Underwriter. The Trustees may in their discretion from time to time enter into an exclusive or non-exclusive underwriting contract or contracts providing for the sale of Shares, whereby the Trust may either agree to sell Shares to the other party to the contract or appoint such other party its sales agent for such Shares. In either case, the contract shall be on such terms and conditions, if any, as may be prescribed in the By-Laws, and such further terms and conditions as the Trustees may in their discretion determine not inconsistent with the provisions of this Article VI, or of the By-Laws; and such contract may also provide for the repurchase or sale of Shares by such other party as principal or as agent of the Trust.

Section 6.03. Transfer Agent. The Trustees may in their discretion from time to time enter into one or more transfer agency and shareholder service contracts whereby the other party or parties shall undertake to furnish the Trustees with transfer agency and shareholder services. The contract or contracts shall be on such terms and conditions as the Trustees may in their discretion determine not inconsistent with the provisions of this Trust Instrument or of the By-Laws.

Section 6.04. Administration Agreement. The Trustees may in their discretion from time to time enter into an administration agreement or, if the Trustees establish multiple Series or classes, separate administration agreements with respect to each Series or class, whereby the other party to such agreement shall undertake to manage the business affairs of the Trust or of a Series or class thereof of the Trust and furnish the Trust or a Series or a class thereof with office facilities, and shall be responsible for the ordinary clerical, bookkeeping and recordkeeping services at such office facilities, and other facilities and services, if any, and all upon such terms and conditions as the Trustees may in their discretion determine.

Section 6.05. Service Agreement. The Trustees may in their discretion from time to time enter into service agreements with respect to one or more Series or Classes of Shares whereby the other parties to such Service Agreements will provide administration and/or support services pursuant to administration plans and service plans, and all upon such terms and conditions as the Trustees in their discretion may determine.

Section 6.06. Parties to Contract. Any contract of the character described in Sections 6.01, 6.02, 6.03, 6.04 and 6.05 of this Article VI or any contract of the character described in Article VIII hereof may be entered into with any corporation, firm, partnership, trust, or association, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other party to the contract, and no such contract shall be invalidated or rendered void or voidable by reason of the existence of any such relationship, nor shall any person holding such relationship be disqualified from voting on or executing the same in his capacity as Shareholder and/or Trustee, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, provided that the contract when entered into was not inconsistent with the provisions of this Article VI or Article VIII hereof or of the By-Laws. The same person (including a firm, corporation, partnership, trust or association) may be the other party to contracts entered into pursuant to Sections 6.01, 6.02, 6.03, 6.04 and 6.05 of this Article VI or pursuant to Article VIII hereof, and any individual may be financially interested or otherwise affiliated with persons who are parties to any or all of the contracts mentioned in this Section 6.06.

Section 6.07. Provisions and Amendments. Any contract entered into pursuant to Sections 6.01 or 6.02 of this Article VI shall be consistent with and subject to the requirements of Section 15 of the 1940 Act or other applicable Act of Congress hereafter enacted with respect to its continuance in effect, its termination, and the method of authorization and approval of such contract or renewal thereof, and no amendment to any contract, entered into pursuant to Section 6.01 of this Article VI shall be effective unless assented to in a manner consistent with the requirements of said Section 15, as modified by any applicable rule, regulation or order of the Commission.

ARTICLE VII

SHAREHOLDERS’ VOTING POWERS AND MEETINGS

Section 7.01. Voting Powers. The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article III, Section 3.01 and 3.02 hereof, (ii) for the removal of Trustees as provided in Article III, Section 3.03(d) hereof, (iii) with respect to any investment advisory or management contract as provided in Article VI, Sections 6.01 and 6.07 hereof to the extent required by the 1940 Act, and (iv) with respect to such additional matters relating to the Trust as may be required by law, by this Trust Instrument, or the By-Laws or any registration of the Trust with the Commission or any State, or as the Trustees may consider necessary or desirable.

        On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Series, except: (i) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series; and (ii) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such affected Series shall be entitled to vote thereon in the aggregate and not by individual Series. The Trustees also may determine that a matter affects only the interests of one (1) or more classes of a Series, in which case any such matter shall be voted on separately by such class or classes. Each Share shall entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of Net Asset Value (number of Shares owned times Net Asset Value per Share) of Shares outstanding in such holder’s name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-Laws. A proxy may be given in writing. The By-Laws may provide that proxies may also, or may instead, be given by any electronic or telecommunications device or in any other manner. Notwithstanding anything else herein or in the By-Laws, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of one or more Series or of the Trust, or in the event of any proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only in person or by written proxy. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, this Trust Instrument or any of the By-Laws of the Trust to be taken by Shareholders. Meetings of shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-Laws.

Section 7.02. Quorum and Required Vote. One-third of Shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at a Shareholders’ meeting, except that where any provision of law or of this Trust Instrument permits or requests that holders of any Series shall vote as a Series (or that holders of a class shall vote as a class), then one-third of the aggregate number of Shares of that Series (or that class) entitled to vote shall be necessary to constitute a quorum for the transactions of business by that Series (or that class). Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by law or by any provision of this Trust Instrument of the By-Laws, a majority of the Shares voted in person or by proxy shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of this Trust Instrument permits or requires that the holders of any Series shall vote as a Series (or that the holders of any class shall vote as a class), then a majority of the Shares present in person or by proxy of that Series or, if required by law, subject to a "majority shareholder vote", as defined by the 1940 Act, of that Series (or class), voted on the matter in person or by proxy shall decide matter insofar as that Series (or class) is concerned. Shareholders may act by unanimous written consent. Actions taken by Series (or class) may be consented to unanimously in writing by Shareholders of that Series.

ARTICLE VIII

CUSTODIAN

Section 8.01. Appointment and Duties. The Trustees at all times shall employ an entity satisfying the requirements of the 1940 Act, as custodian with authority as its agent, but subject to such restrictions, limitations, and other requirements, if any, as may be contained in the By-Laws of the Trust:

(a) to hold the securities and other assets of the Trust and deliver the same upon written order or oral order confirmed in writing;

(b) to receive and receipt for any moneys due to the Trust and deposit the same in its own banking department or elsewhere as the Trustees may direct; and

(c) to disburse such funds upon orders or vouchers;

and the Trust also may employ such custodian as its agent:

(a) to keep the books and accounts of the Trust or of any Series or class and furnish clerical and accounting services; and

(b) to compute, if authorized to do so by the Trustees, the Net Asset Value of any Series, or class thereof, in accordance with the provisions hereof; all upon such basis of compensation as may be agreed upon between the Trustees and the custodian.

        The Trustees also may authorize the custodian to employ one or more sub-custodians from time to time to perform such of the acts and services of the custodian, and upon such terms and conditions, as may be agreed upon between the custodian and such sub-custodian and approved by the Trustees, provided that in every case such sub-custodian shall be a bank, a company that is a member of a national securities exchange, a trust company or any other entity satisfying the requirements of the 1940 Act.

Section 8.02. Central Certificate System. Subject to such rules, regulations, and orders as the Commission may adopt, the Trustees may direct the custodian to deposit all or any part of the securities owned by the Trust in a system for the central handling of securities established by a national securities exchange or a national securities association registered with the Commission under the Securities Exchange Act of 1934, as amended, or such other person as may be permitted by the Commission, or otherwise in accordance with the 1940 Act, pursuant to which system all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Trust or its custodians, sub-custodians or other agents.

ARTICLE IX

DISTRIBUTIONS AND REDEMPTIONS

Section 9.01. Distributions.

(a) The Trustees from time to time may declare and pay dividends or other distributions with respect to any Series. No dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series (or class) with respect to, nor any redemption or repurchase of, the Shares of any Series (or class) shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Shareholder of any particular Series otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust Property shall be wholly in the discretion of the Trustees.

(b) Dividends and other distributions may be paid or made to the Shareholders of record at the time of declaring a dividend or other distribution or among the Shareholders of record at such other date or time or dates or times as the Trustees shall determine, which dividends or distributions, at the election of the Trustees, may be paid pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans, or related plans as the Trustees shall deem appropriate.

(c) Anything in this Trust Instrument to the contrary notwithstanding, the Trustees at any time may declare and distribute a stock dividend pro rata among the Shareholders of a particular Series, or class thereof, as of the record date of that Series fixed as provided in paragraph (b) of this Section 9.01.

Section 9.02. Redemptions. The Trustees may specify conditions, prices, and places of redemption, may specify binding requirements for the proper form or forms of requests for redemption and may specify the amount of any deferred sales charge to be withheld from redemption proceeds. Payment of the redemption price may be wholly or partly in securities or other assets at the value of such securities or assets used in such determination of Net Asset Value, or may be in cash. Upon redemption, Shares may be reissued from time to time. The Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a Shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of Shares issued to him. To the extent permitted by law, the Trustees may retain the proceeds of any redemption of Shares required by them for payment of amounts due and owing by a Shareholder to the Trust or any Series or class or any governmental authority. Notwithstanding the foregoing, the Trustees may postpone payment of the redemption price and may suspend the right of the Shareholders to require any Series or class to redeem Shares during any period of time when and to the extent permissible under the 1940 Act. All authorized Shares shall be subject to redemption and redeemable in accordance with and pursuant to procedures or methods prescribed or approved by the Trustees.

Section 9.03. Determination of Net Asset Value and Valuation of Portfolio Assets. The term "Net Asset Value" of any Series shall mean that amount by which the assets of that Series exceed its liabilities, all as determined by or under the direction of the Trustees. Such value shall be determined separately for each Series and shall be determined on such days and at such times as the Trustees may determine. The Trustees may delegate any of their powers and duties under this Section 9.03 with respect to valuation of assets and liabilities. The resulting amount, which shall represent the total Net Asset Value of the particular Series, shall be divided by the total number of shares of that Series outstanding at the time and the quotient so obtained shall be the Net Asset Value per Share of that Series. At any time the trustees may cause the Net Asset Value per Share last determined to be determined again in similar manner and may fix the time when such redetermined value shall become effective. If, for any reason, the net income of any Series, determined at any time, is a negative amount, the Trustees shall have the power with respect to that Series: (i) to offset each Shareholder’s pro rata share of such negative amount from the accrued dividend account of such Shareholder; or (ii) to reduce the number of Outstanding Shares of such Series by reducing the number of Shares in the account of each Shareholder by a pro rata portion of the number of full and fractional Shares which represents the amount of such excess negative net income; or (iii) to cause to be recorded on the books of such Series an asset account in the amount of such negative net income (provided that the same shall thereupon become the property of such Series with respect to such Series and shall not be paid to any Shareholder), which account may be reduced by the amount, of dividends declared thereafter upon the Outstanding Shares of such Series on the day such negative net income is experienced, until such asset account is reduced to zero; or (iv) to combine the methods described in clauses (i) and (ii) and (iii) of the sentence; or (v) to take any other action they deem appropriate, in order to cause (or in order to assist in causing) the Net Asset Value per Share of such Series to remain at a constant amount per Outstanding Share immediately after each such determination and declaration. The Trustees also shall have the power not to declare a dividend out of net income for the purpose of causing the Net Asset Value per share to be increased. The Trustees shall not be required to adopt, but at any time may adopt, discontinue, or amend the practice of maintaining the Net Asset value per Share of the Series at a constant amount. In the event that any Series are divided into classes, the provisions of this Section 9.03, to the extent applicable as determined in the discretion of the Trustees and consistent with applicable law, may be equally applied to each such class.

Section 9.04. Suspension of the Right of Redemption. The Trustees may declare a suspension of the right of redemption or postpone the date of payment as permitted under the 1940 Act. Such suspension shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption or payment until the Trustees shall declare the suspension at an end. In the case of a suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the Net Asset Value per Share next determined after the termination of the suspension.

ARTICLE X

LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.01. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of all Series or such particular Series for payment under such contract or claim; and neither the Trustees nor, when acting in such capacity, any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Declaration or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 10.02. Indemnification.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Section 10.03. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall assume, upon request by the Shareholder, the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 10.04. No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for the performance of any of his duties hereunder.

Section 10.05. No Duty of Investigation; Notice in Trust Instruments, Etc No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust or a Series thereof shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or a Series thereof or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust or a Series thereof. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or a Series thereof or undertaking made or issued by the Trustees may recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of the Trust or a Series thereof under any such instrument are not binding upon any of the Trustees or Shareholders individually, but bind only the Trust Property or the Trust Property of the applicable Series, and may contain any further recital which they may deem appropriate, but the omission of such recital shall not operate to bind the Trustees individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property or the Trust Property of the applicable Series, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

Section 10.6. Reliance on Experts, Etc. Each Trustee, officer or employee of the Trust or a Series thereof shall, in the performance of his duties, powers and discretions hereunder be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a Series thereof, upon an opinion of counsel, or upon reports made to the Trust or a Series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

ARTICLE XI

MISCELLANEOUS

Section 11.01. Trust Not a Partnership. It is hereby expressly declared that a trust and not a partnership is created hereby. No Trustee hereunder shall have any power to bind personally either the Trust’s officers or any Shareholder. All persons extending credit to, contracting with, or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series or, if the Trustees have yet to establish the Series, the Trust for payment under such credit, contract, or claim; and neither the Shareholders nor the Trustees, nor any of their agents, whether past, present, or future, shall be personally liable therefore. Nothing in this Trust Instrument shall protect a Trustee against any liability to which the Trustee otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 11.02. Trustee Action. The exercise by the Trustees of their powers and discretions hereunder in good faith and with reasonable care under the circumstances then prevailing shall be binding upon everyone interested. Subject to the provisions of Article X hereof and to Section 11.01 of this Article XI, the Trustees shall not be liable for errors of judgment or mistakes of fact or law.

Section 11.03. Establishment of Record Dates. For the purpose of determining the Shareholders of any Series (or class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or classes) any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or classes). The Trustees may fix in advance a date, to be determined by the Trustees and no longer than that permitted by applicable law, before the date of any Shareholders’ meeting, or the date for the payment of any dividends or other distributions, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares shall go into effect as a record date for the determination of the Shareholders entitled to notice of, and to vote at, any such meeting, or entitled to receive payment of such dividend or other distribution, or to receive any such allotment of rights, or to exercise such rights in respect of any such change, conversion or exchange of Shares.

Section 11.04. Termination of Trust.

(a) This Trust shall continue without limitation of time but subject to the provisions of paragraph (b) of this Section 11.04.

(b) Except to the extent the 1940 Act expressly grants to Shareholders the power to vote on such termination(s), the Trust, or any Series (or class) thereof, may be terminated at any time by the Trustees with written notice to the Shareholders. To the extent that the 1940 Act expressly grants to Shareholders the power to vote on such termination(s), the Trust, or any Series thereof, may be terminated by a vote of a majority of the Shares of the Trust voting in the aggregate, or a majority of the Shares of such Series, entitled to vote, respectively.

Upon making reasonable provision, in the determination of the Trustees, for the payment of all such liabilities this Section 11.04(b), by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) of each Series (or class) ratably among the holders of Shares of that Series then outstanding.

(c) Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraph (b) of this Section 11.04, the Trust or any affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder and the right, title, and interest of all parties with respect to the Trust or Series shall be canceled and discharged.

Upon termination of the Trust, following completion of winding up of the Trust’s business, the Trustees shall cause a certificate of cancellation of the Trust’s certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

Section 11.05. Reorganization. Notwithstanding anything else herein, the Trustees, in order to change the form of organization of the Trust, may, without prior Shareholder approval, (i) cause the Trust to be merged into or consolidated with, or to sell all or substantially all of its assets to, another trust or company; (ii) cause a Series of the Trust to be merged into or consolidated with, or to sell all or substantially all of its assets to, another Series of the Trust or another series of another trust or company; (iii) cause the Shares of a class of a Series to be converted into another class of the same Series; (iv) cause the Shares of the Trust or any Series to be converted into beneficial interests in another business trust (or series thereof); (v) cause the Shares of the Trust or any Series to be exchanged for shares in another trust or company under or pursuant to any state or federal statute to the extent permitted by law; or (vi) cause the Trust to incorporate under the laws of State of Delaware. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees and facsimile signature conveyed by electronic or telecommunication means shall be valid.

        Except to the extent the 1940 Act expressly grants Shareholders the power to vote on (i) – (v) above, the Trustees, with written notice to the Shareholders, may approve and effect any of the transactions contemplated under (i) – (v) above without any vote or other action of the Shareholders. To the extent that the 1940 Act expressly grants to Shareholders the power to vote on such transaction(s), such transaction(s) may be approved by a vote of a majority of the Shares of the Trust entitled to vote and voting in the aggregate, with respect to (i) and (vi) above, and a majority of the Shares of any such Series entitled to vote, with respect to (ii) – (v) above. This Section 11.05 shall be interpreted to eliminate any right to vote on a merger, consolidation, sale of assets or conversion that might otherwise be conferred by Section 3815, Section 3821 or any other provision of the Delaware Act.

        Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Trust Instrument, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 11.05 may effect any amendment to the Trust Instrument or effect the adoption of a new trust instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

Section 11.06. Filing of Copies; References; Headings. The original or a copy of this Trust Instrument and the original or a copy of each amendment hereof or Trust Instrument supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer or Trustee of the Trust as to whether or not any such amendments or supplements have been made and as to any matters in connection with the Trust hereunder, and, with the same effect as if it were the original, may rely on a copy certified by an officer or Trustee of the Trust to be a copy of this Trust Instrument or of any such amendment or supplemental Trust Instrument, and references to this Trust Instrument, and all expressions such as or similar to "herein," "hereof," and "hereunder" shall be deemed to refer to this Trust Instrument as amended or affected by any such supplemental Trust Instrument. All expressions such as or similar to "his," "he," and "him" shall be deemed to include the feminine and neuter, as well as masculine, genders. Headings are placed herein for convenience of reference only and, in case of any conflict, the text of this Trust Instrument, rather than the headings, shall control. This Trust Instrument may be executed in any number of counterparts each of which shall be deemed an original.

Section 11.07. Applicable Law. The trust set forth in this instrument is made in the State of Delaware, and the Trust and this Trust Instrument, and the rights and obligations of the Trustees and Shareholders hereunder, are to be governed by and construed and administered according to the Delaware Act and the laws of said State; provided, however, that there shall not be applicable to the trust, the Trust, the Trustee or this Trust Instrument (a) the provisions of Section 3540 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents, or employees of a trust, (v) the allocation of receipts and expenditures to income and principal, (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a "Delaware business trust," and, without limiting the provisions hereof, the Trust may exercise all powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

Section 11.08. Amendments. Except as specifically provided herein, the Trustees, without shareholder vote, may amend or otherwise supplement this Trust Instrument by making an amendment, a Trust Instrument supplemental hereto, or an amended and restated trust instrument. Shareholders shall have the right to vote (i) on any amendment which would affect their right to vote granted in Section 7.01 of the Article VII hereof, (ii) on any amendment to this Section 11.08, (iii) on any amendment as may be required by law or by the Trust’s registration statement filed with the Commission, and (iv) on any amendment submitted to the Shareholders by the Trustees. Any amendment required or permitted to be submitted to Shareholders which, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, any amendment to Article X hereof shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

Section 11.09. Derivative Actions. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

(a) Shareholders eligible to bring such derivative action under the Delaware Act who hold at least 10% of the Outstanding Shares of the Trust, or 10% of the Outstanding Shares of the Series or class to which such action relates, shall join in the request for the Trustees to commence such action; and

(b) The Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

Section 11.10. Fiscal Year. The fiscal year of the Trust shall end on a specified date as set forth in the By-Laws, provided, however, that the Trustees, without Shareholder approval, may change the fiscal year of the Trust.

Section 11.11. Provisions in Conflict With Law. The provisions of this Trust Instrument are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, with the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Trust Instrument shall be held invalid or improper, unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of this Trust Instrument in any jurisdiction.

        IN WITNESS WHEREOF, the undersigned, being the initial Trustees of the Trust, have executed this instrument this 27th day of November, 2001.

/s/ Mary G. F. Bitterman Mary G. F. Bitterman as Trustee and not individually

/s/ Jack S. Euphrat Jack S. Euphrat as Trustee and not individually

/s/ R. Greg Feltus R. Greg Feltus as Trustee and not individually

/s/ W. Rodney Hughes W. Rodney Hughes as Trustee and not individually

/s/ Lee T. Kranefuss Lee T. Kranefuss as Trustee and not individually

/s/ Richard K. Lyons Richard K. Lyons as Trustee and not individually

/s/ Leo Soong Leo Soong as Trustee and not individually

Exhibit (b)

BY-LAWS

OF

BARCLAYS GLOBAL INVESTORS FUNDS

        These By-Laws of Barclays Global Investors Funds (the "Trust"), a Delaware business trust, are subject to the Trust’s Agreement and Declaration of Trust, dated November 27, 2001, as from time to time amended, supplemented, or restated (the "Trust Instrument"). Capitalized terms used herein which are defined in the Trust Instrument are used as therein defined.

ARTICLE I

PRINCIPAL OFFICE

        The principal office of the Trust shall be located at 111 Center Street, Little Rock, Arkansas 72201, or such other location as the Trustees, from time to time, may determine. The Trust may establish and maintain such other offices and places of business as the Trustees, from time to time, may determine.

ARTICLE II

OFFICERS AND THEIR ELECTION

Section 1. Officers. The officers of the Trust shall be President, a Treasurer, a Secretary, and such other officers as the Trustees from time to time may elect. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agents. It shall not be necessary for any Trustee or officer to be a holder of Shares in the Trust.

Section 2. Election of Officers. All officers shall be selected by the Trustees. Two (2) or more offices may be held by a single person except the offices of President and Secretary. Subject to the provisions of Section 3 of Article II of these By-Laws, the officers shall each hold office until their successors are chosen and qualified and all other officers shall hold office at the pleasure of the Trustees.

Section 3. Resignations. Any officer of the Trust may resign, notwithstanding Section 2 of Article II of these By-Laws, by filing a written resignation with the President, the Trustees, or the Secretary, which resignation shall take effect on being so filed or at such time as may be therein specified.

ARTICLE III

POWERS AND DUTIES OF OFFICERS AND TRUSTEES

Section 1. Management of the Trust; General. The business and affairs of the Trust shall be managed by, or under the direction of, the Trustees, and the Trustees shall have all powers necessary and desirable to carry out their responsibilities, so far as such powers are not inconsistent with the laws of the State of Delaware, the Trust Instrument, or with these By-Laws.

Section 2. Executive and Other Committees. The Trustees may elect from their own number an executive committee, which shall have any or all the powers of the Trustees while the Trustees are not in session. The Trustees also may elect from their own number other committees from time to time. The number composing such committees and the powers conferred upon the same are to be determined by vote of a majority of the Trustees. All members of such committees shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any such committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its actions to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.

Section 3. Compensation. Each Trustee and each committee member may receive such compensation for his services and reimbursement for his expenses as may be fixed from time to time by resolution of the Trustees.

Section 4. Chairman of the Trustees. The Trustees shall appoint from among their number a Chairman who shall serve as such at the pleasure of the Trustees. When present, he shall preside at all meetings of the Shareholders and the Trustees, and he may appoint, subject to the approval of the Trustees, a Trustee to preside at such meetings in his absence. He shall perform such other duties as the Trustees from time to time may designate.

Section 5. President. The President shall be the chief executive officer of the Trust and, subject to the direction of the Trustees, shall have general administration of the business and policies of the Trust. Except as the Trustees otherwise may order, the President shall have the power to grant, issue, execute, or sign such powers of attorney, proxies, agreements, or other documents as may be deemed advisable or necessary in the furtherance of the interest of the Trust or any Series thereof. He also shall have the power to employ attorneys, accountants, and other advisers and agents and counsel for the Trust. The President shall perform such duties additional to all of the foregoing as the Trustees from time to time may designate.

Section 6. Treasurer. The Treasurer shall be the principal financial and accounting officer of the Trust. He shall deliver all property, funds and securities of the Trust which may come into his hands to such company as the Trustees shall employ as Custodian in accordance with the Trust Instrument and applicable provisions of law. He shall make annual reports regarding the business and condition of the Trust, which reports shall be preserved in Trust records, and he shall furnish such other reports regarding the business and condition of the Trust as the Trustees from time to time may require. The Treasurer shall perform such additional duties as the Trustees from time to time may designate.

Section 7. Secretary. The Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the Shareholders at their respective meetings. He shall have the custody of the seal of the Trust. The Secretary shall perform such additional duties as the Trustees from time to time may designate.

Section 8. Vice President. Any Vice President of the Trust shall perform such duties as the Trustees or the President from time to time may designate. At the request or in the absence or disability of the President, the Vice President (or, if there are two (2) or more Vice Presidents, then the senior of the Vice Presidents present and able to act) may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restrictions upon the President.

Section 9. Assistant Treasurer. Any Assistant Treasurer of the Trust shall perform such duties as the Trustees or the Treasurer from time to time may designate, and, in the absence of the Treasurer, the senior Assistant Treasurer, present and able to act, may perform all the duties of the Treasurer.

Section 10. Assistant Secretary. Any Assistant Secretary of the Trust shall perform such duties as the Trustees or the Secretary from time to time may designate, and, in the absence of the Secretary, the senior Assistant Secretary, present and able to act, may perform all the duties of the Secretary.

Section 11. Subordinate Officers. The Trustees from time to time may appoint such other officers or agents as the Trustees may deem advisable, each of whom shall have such title, hold office for such period, have such authority, and perform such duties as the Trustees may determine. The Trustees from time to time may delegate to one (1) or more officers or committees of Trustees the power to appoint any such subordinate officers or agents and to prescribe their respective terms of office, authorities, and duties.

Section 12. Surety Bonds. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940, as amended and the rules and regulations of the Securities and Exchange Commission ("Commission")) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of such officer’s or agent’s duties to the Trust including responsibility for negligence and for the accounting of any of the Trust’s property, funds, or securities that may come into such officer’s or agent’s hands.

Section 13. Removal. Any officer of the Trust may be removed from office whenever in the judgment of the Trustees the best interest of the Trust will be served thereby, by the vote of a majority of the Trustees given at any regular meeting or any special meeting of the Trustees. In addition, any officer or agent appointed in accordance with the provisions of Section 11 hereof may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Trustees.

Section 14. Renumeration. The salaries or other compensation, if any, of the officers of the Trust shall be fixed from time to time by resolution of the Trustees.

ARTICLE IV

SHAREHOLDERS’ MEETING

Section 1. Special Meetings. A special meeting of the Shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least ten percent (10%) of the Outstanding Shares entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than thirty (30) days to call such special meeting, the Trustees or the Shareholders so requesting, in the name of the Secretary, may call the meeting by giving notice thereof in the manner required when notice is given by the Secretary. If the meeting is a meeting of the Shareholders of one (1) or more Series or classes of Shares, but not a meeting of all Shareholders of the Trust, then only the Shareholders of such one (1) or more Series or Classes shall be entitled to notice of and to vote at such meeting.

Section 2. Notices. Except as above provided, notices of any meeting of the Shareholders shall be given by the Secretary by delivering, by any method permitted by applicable law and approved by the Trustees, or mailing, postage prepaid, to each Shareholder entitled to vote at said meeting, written or printed notification of such meeting at least fifteen (15) days before the meeting, to such address as may be registered with the Trust by the Shareholder. Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. Notice of adjournment of a Shareholders’ meeting to another time or place need not be given, if such time and place are announced at the meeting and reasonable notice is given to persons present at the meeting and the adjourned meeting is held within a reasonable time after the date set for the original meeting.

Section 3. Voting-Proxies. Subject to the provisions of the Trust Instrument, Shareholders entitled to vote may vote either in person or by proxy, provided that either (i) an instrument authorizing such proxy to act is executed by the Shareholder in writing and dated not more than eleven (11) months before the meeting, unless such instrument specifically provides for a longer period or (ii) the Trustees adopt by resolution an electronic, telephonic, computerized, or other alternative to execution of a written instrument authorizing the proxy to act, which authorization is received no more than eleven (11) months before the meeting. Proxies shall be delivered to the Secretary of the Trust or other persons responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two (2) or more persons shall be valid if executed by one (1) of them unless at or prior to exercise of such proxy the Trust receives specific written notice to the contrary from any one (1) of them. Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be exercised by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of providing invalidity shall rest on the challenger. At all meetings of the Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the Chairman of the meeting. Except as otherwise provided herein or in the Trust Instrument, as these By-Laws or such Trust Instrument may be amended or supplemented from time to time, all matters relating to the giving, voting, or validity or proxies shall be governed by the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

Section 4. Place of Meeting. All special meetings of the Shareholders shall be held at the principal place of business of the Trust or at such other place in the United States as the Trustees may designate.

Section 5. Action Without a Meeting. Any action to be taken by Shareholders may be taken without a meeting if all Shareholders entitled to vote on the matter consent to the action in writing and the written consents are filed with the records of meetings of Shareholders of the Trust. Such consent shall be treated for all purposes as a vote at a meeting of the Trustees held at the principal place of business of the Trust.

ARTICLE V

TRUSTEES’ MEETINGS

Section 1. Special Meetings. Special meetings of the Trustees may be called orally or in writing by the Chairman of the Board of Trustees or any two (2) other Trustees.

Section 2. Regular Meeting. Regular meetings of the Trustees may be held at such places and at such times as the Trustees from time to time may determine; each Trustee present at such determination shall be deemed a party calling the meeting and no call or notice will be required to such Trustee provided that any Trustee who is absent when such determination is made shall be given notice of the determination by the Chairman or any two (2) other Trustees, as provided for in Section 4.04 of the Trust Instrument.

Section 3. Quorum. Three (3) Trustees shall constitute a quorum for the transaction of business and an action of a majority of the quorum shall constitute action of the Trustees.

Section 4. Notice. Except as otherwise provided, notice of any special meeting of the Trustees shall be given by the party calling the meeting to each Trustee, as provided for in Section 4.04 of the Trust Instrument. A written notice may be: (i) mailed, postage prepaid, addressed to a Trustee at his or her address as registered on the books of the Trust or, if not so registered, at his or her last known address; (ii) sent by overnight delivery service; or (iii) sent electronically by fax or e-mail to fax number or e-mail address provided by the Trustee to the Trust.

Section 5. Place of Meeting. All special meetings of the Trustees shall be held at the principal place of business of the Trust or such other place as the Trustees may designate. Any meeting may adjourn to any place.

Section 6. Special Action. When all the Trustees shall be present at any meeting, however called or wherever held, or shall assent to the holding of the meeting without notice, or shall sign a written assent thereto filed with the record of such meeting, the acts of such meeting shall be valid as if such meeting had been regularly held.

Section 7. Action By Consent. Any action by the Trustees may be taken without a meeting if a written consent thereto is signed by a majority of the Trustees and filed with the records of the Trustees’ meeting. Such consent shall be treated, for all purposes, as a vote at a meeting of the Trustees held at the principal place of business of the Trustees.

Section 8. Participation in Meetings By Conference Telephone. Trustees may participate in a meeting of Trustees by conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other, and such participation shall constitute presence in person at such meeting. Any meeting conducted by telephone shall be deemed to take place at and from the principal office of the Trust.

ARTICLE VI

SHARES OF BENEFICIAL INTEREST

Section 1. Beneficial Interest. The beneficial interest in the Trust at all times shall be divided into such transferable Shares of one (1) or more separate and distinct Series, or classes thereof, as the Trustees from time to time shall create and establish. The number of Shares is unlimited, and each Share of each Series or class thereof shall be without par value and shall represent an equal proportionate interest with each other Share in the Series, none having priority or preference over another, except to the extent that such priorities or preferences are established with respect to one (1) or more classes of shares consistent with applicable law and any rule or order to the Commission.

Section 2. Transfer of Shares. The Shares of the Trust shall be transferable, so as to affect the rights of the Trust, only by transfer recorded on the books of the Trust, in person or by attorney.

Section 3. Equitable Interest Not Recognized. The Trust shall be entitled to treat the holder of record of any Share or Shares of beneficial interest as the holder in fact thereof, and shall not be bound to recognize any equitable or other claim or interest in such Share or Shares on the part of any other person except as otherwise may be expressly provided by law.

Section 4. Share Certificate. In lieu of issuing certificates for Shares, the Trustees or the transfer or shareholder services agent either may issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who in either case shall be deemed, for all purposes hereunder, to be holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

ARTICLE VII

OWNERSHIP OF ASSETS OF THE TRUST

        The Trustees, acting for and on behalf of the Trust, shall be deemed to hold legal and beneficial ownership of any income earned on securities held by the Trust issued by any business entity formed, organized or existing under the laws of any jurisdiction other than a state, commonwealth, possession, territory, or colony of the United States or the laws of the United States.

ARTICLE VIII

INSPECTION OF BOOKS

        The Trustees from time to time shall determine whether and to what extent, and at what times and places, and under what conditions and regulations, the accounts and books of the Trust or any of them shall be open to the inspection of the Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the Shareholders.

ARTICLE IX

INSURANCE OF OFFICERS, TRUSTEES, AND EMPLOYEES

        The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer, or employee of a corporation, partnership, association, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

        The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which he otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

ARTICLE X

SEAL

        The seal of the Trust shall be circular in form bearing the inscription:

"BARCLAYS GLOBAL INVESTORS FUNDS

THE STATE OF DELAWARE"

        The form of the seal shall be subject to alteration by the Trustees and the seal may be used by causing the seal or a facsimile to be impressed or affixed or printed or otherwise reproduced.

Any officer or Trustee of the Trust, or agent of the Trust acting in such capacity, shall have authority to affix the seal of the Trust to any document, instrument, or other paper executed and delivered by or on behalf of the Trust; however, unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and the seal’s absence shall not impair the validity of, any document, instrument, or other paper executed by or on behalf of the Trust.

ARTICLE XI

FISCAL YEAR

        The fiscal year of the Trust, or of any Series thereof, shall end on such date as the Trustees from time to time shall determine.

ARTICLE XII

AMENDMENTS

        These By-Laws may be amended at any meeting of the Trustees of the Trust by a majority vote or by consent in lieu thereof.

ARTICLE XIII

REPORT TO SHAREHOLDERS

        The Trustees at least semiannually shall submit to the Shareholders a written financial report of the Trust including financial statements which shall be certified at least annually by independent public accountants.

ARTICLE XIV

HEADINGS

        Headings are placed in these By-Laws for convenience of reference only and, in case of any conflict, the text of these By-Laws rather than the headings shall control.

Adopted: November 27, 2001

        IN WITNESS WHEREOF, the undersigned, being all of the Trustees of Barclays Global Investors Funds (the "Trust"), pursuant to Article IV, Section 4.01(e) of the Trust’s Agreement and Declaration of Trust, do hereby adopt the attached By-Laws as the By-Laws of the Trust, effective as of this 27th day of November, 2001.

/s/ Mary G. F. Bitterman Mary G. F. Bitterman as Trustee and not individually

/s/ Jack S. Euphrat Jack S. Euphrat as Trustee and not individually

/s/ R. Greg Feltus R. Greg Feltus as Trustee and not individually

/s/ W. Rodney Hughes W. Rodney Hughes as Trustee and not individually

/s/ Lee T. Kranefuss Lee T. Kranefuss as Trustee and not individually

/s/ Richard K. Lyons Richard K. Lyons as Trustee and not individually

/s/ Leo Soong Leo Soong as Trustee and not individually

Exhibit (h)(2)

BARCLAYS GLOBAL INVESTORS FUNDS

SHAREHOLDER SERVICING PLAN

        Introduction: It has been proposed that Barclays Global Investors Funds (the "Trust") approve a Shareholder Servicing Plan (the "Plan") with respect to the various classes of shares (each a "Class") of the portfolios of the Trust (each, a "Fund") listed on Schedule 1 hereto, as such Schedule may be revised from time to time, under which the Trust would pay certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for providing services to Fund shareholders. The Plan is not to be adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"), and the fee under the Plan is intended to be a "service fee" as defined in Rule 2830 of the NASD Rules of Fair Practice.

        The Trust’s Board of Trustees (the "Board"), in considering whether the Trust should implement a written plan, has requested and evaluated such information as it deemed necessary to an informed determination as to whether a written plan should be implemented and has considered such pertinent factors as it deemed necessary to form the basis for a decision to use Trust assets for such purposes.

        In voting to approve the implementation of such a plan, the Board has concluded, in the exercise of its reasonable business judgment and in light of applicable fiduciary duties, that there is a reasonable likelihood that the plan set forth below will benefit the Trust and its shareholders.

        The Plan: The material aspects of this Plan are as follows:

1. The Trust is permitted to pay to one or more Shareholder Servicing Agents a maximum fee per class at the annual rate set forth opposite each Fund’s name on Schedule 1 hereto, based upon the value of such Fund’s average daily net assets, in respect of the provision of personal services to shareholders of such Fund and/or the maintenance of shareholder accounts. The Board shall determine the amounts to be paid to Shareholder Servicing Agents and the basis on which such payments will be made. Payments to a Shareholder Servicing Agent are subject to compliance by the Shareholder Servicing Agent with the terms of any related Plan agreement with the Trust.

2. For the purpose of determining the fees payable under this Plan, the value of the net assets of each Fund shall be computed in the manner specified in the Trust’s Agreement and Declaration of Trust and By-Laws for the computation of the value of the Fund’s net assets.

3. The Board shall be provided, at least quarterly, with a written report of all amounts expended pursuant to this Plan. The report shall state the purpose for which the amounts were expended.

4. This Plan will become effective immediately upon approval by a majority of the Board members, including a majority of the Board members who are not "interested persons" (as defined in the Act) of the Trust and have no direct or indirect financial interest in the operation of this Plan or in any agreements entered into in connection with this Plan, pursuant to a vote cast in person at a meeting called for the purpose of voting on the approval of this Plan.

5. This Plan shall continue for a period of one year from its effective date, unless earlier terminated in accordance with its terms, and thereafter shall continue automatically for successive annual periods, provided such continuance is approved at least annually in the manner provided in paragraph 4 hereof.

6. This Plan may be amended at any time by the Board, provided that any material amendments of the terms of this Plan shall become effective only upon approval as provided in paragraph 4 hereof.

7. This Plan is terminable without penalty at any time by vote of a majority of the Board members who are not "interested persons" (as defined in the Act) of the Trust and have no direct or indirect financial interest in the operation of this Plan or in any agreements entered into in connection with this Plan.

8. The obligations hereunder and under any related Plan agreement shall only be binding upon the assets and property of the relevant Fund, as provided for in the Trust’s Agreement and Declaration of Trust and By-Laws and shall not be binding upon any Trustee, officer or shareholder of the Trust or Fund individually.

Adopted: November 27, 2001

SCHEDULE 1

        Fees are expressed as a percentage of the average daily net asset value of the particular class of the particular Fund beneficially owned by or attributable to such clients of the Servicing Agent.

Fund and Share Classes	Maximum Annual Fee Rate
Asset Allocation Fund	0.25%
Bond Index Fund	0.15%
LifePath Income Portfolio Class I Class R	0.25% 0.25%
LifePath 2010 Portfolio Class I Class R	0.25% 0.25%
LifePath 2020 Portfolio Class I Class R	0.25% 0.25%
LifePath 2030 Portfolio Class I Class R	0.25% 0.25%
LifePath 2040 Portfolio Class I Class R	0.25% 0.25%
Money Market Fund	0.25%
S&P 500 Stock Fund	0.15%

Approve: November 27, 2001

Form of
Service Agreement

Barclays Global Investors
San Francisco, California

Ladies and Gentlemen:

        We are hereby inviting [______] ("you" or "Agent"), subject to the terms and conditions set forth below, to serve as an Agent with respect to Barclays Global Investors Funds (the "Trust") shares ("Shares") purchased by or for various retirement or benefit plans ("Plans") for which you and your affiliates perform master recordkeeping services and Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Trust. As used herein, the term "Fund" refers to each portfolio series of the Trust, as identified to you from time to time by the Trust; the term "Participant" refers to each participant in a Plan; the term "Plan" includes the person or entity designated pursuant to a Plan to hold title to the assets of the Plan; and the term "Transfer Agent" refers to the primary transfer agent for a Fund, as identified to you from time to time by the Trust.

        1. Appointment. The Trust hereby appoints you as an Agent for each Fund. You hereby accept such appointment and agree to provide the services set forth herein. Your appointment hereunder is non-exclusive, and the parties recognize and agree that, from time to time, the Trust may enter into servicing agreements with other entities. You may utilize services of your affiliates in performing your obligations hereunder.

        2. Services.

        2.1 Services to be Performed. You shall be responsible for performing the following functions: (a) answering inquiries from Plans and/or Participants regarding account status and history, the manner in which purchases and redemptions of the Shares may be effected, and other matters pertaining to the Trust; (b) assisting Plans and/or Participants in designating and changing dividend options, account designations and addresses; (c) establishing and maintaining accounts and records with respect to Plans, as requested from time to time by the Trust, including complete subaccounting records regarding Shares owned of record by Plans; (e) aggregating and processing purchase and redemption requests for Shares and placing net purchase and redemption orders with the Transfer Agent in the manner described in section 4 hereof; (f) verifying and guaranteeing signatures in connection with redemption orders, transfers among and changes in accounts for Plans; (g) providing periodic statements showing account balances and, to the extent practicable, integrating such information with other transactions otherwise effected with or through you; (h) furnishing (either separately or on an integrated basis with other reports sent to a Plan by you) monthly and annual statements and confirmations of all purchases and redemptions of Shares in a Plan’s account; (i) transmitting proxy statements, annual reports, prospectuses and other communication from the Trust to Plans; and (j) receiving, tabulating and transmitting to the Trust proxies executed by Plans with respect to annual and special meetings of shareholders of the Trust. You shall provide all personnel and facilities necessary to perform such services.

        2.2 Relationship of Agent. The parties agree that the services to be provided under this agreement are servicing functions only and are not the services of an underwriter or a principal underwriter of any fund within the meaning of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended ("Investment Company Act").

        3. Fees.

        3.1 Fees from the Trust and BGFA. In consideration for the services described in section 2 hereof and the incurring of expenses in connection therewith, you shall be paid an annual fee of the average daily value of all Shares owned by or for all Plans, such fee to be paid in arrears on a monthly basis in accordance with Exhibit B hereto. BGFA’s only obligation under this Agreement is to pay fees set forth herein.

        3.2 Fees from Plans and/or Participants. It is acknowledged that Agent and/or its affiliates is the recordkeeper for the Plans and receives fees for its services from the Plans. Agent discloses to the Plans fees received under this Agreement as required by law.

        3.3 Fund Expenses. Agent shall not bear any of the expenses for the cost of registration of the Fund’s shares, preparation of the Fund’s prospectuses, proxy materials and reports, or the preparation of other related statements and notices required by law.

        4. Purchase and Redemption Orders.

        4.1 Omnibus Accounts. For each Plan, it is agreed that you will open and maintain with each Transfer Agent one or more Accounts for each Fund. The Fund will either recognize each Plan as a single shareholder and as an unallocated account or as ominbus accounts in the name of distinct Plan trustees (both "Accounts") and will not in either case maintain separate accounts for Plan participants. The Trust agrees to cause the Accounts to be maintained on the applicable Fund’s books regardless of a lack of activity or small position size. Unless otherwise directed, all dividends and distributions payable with respect to Shares held in each account shall be paid in additional Shares of the Fund. You will maintain records indicating the interests of each Plan in each omnibus account.

        4.2 Aggregation of Orders. For each business day on which you receive instructions from a Plan ("Instructions") to place a purchase or redemption order for Shares of a Fund, you shall aggregate all such purchase orders and aggregate all such redemption orders and communicate to the Transfer Agent, by facsimile or, where feasible, by direct or indirect systems access, an aggregate purchase order and an aggregate redemption order for each Account. You agree that (a) orders for purchases and redemptions of fund Shares derived from Instructions ("Orders") received by you prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern Time) ("Market Close") on any business day ("Day 1") will be transmitted by you to the Transfer Agent by 7:30 a.m. Eastern Time on the next business day ("Day 2") (such Orders are referred to herein as "Day 1 Trades"); and (b) Orders derived from Instructions received by you after Market Close on Day 1 will be transmitted by you to the Transfer Agent by 7:30 a.m. Eastern Time on the second business day following Day 1 ("Day 3") (such Orders are referred to herein as "Day 2 Trades").

        4.3 Pricing Orders. Day 1 Trades will be effected at the net asset value of each Fund’s shares ("Net Asset Value") calculated as of Market Close on Day 1, provided such trades are received by the Transfer Agent by 7:30 a.m. Eastern Time on Day 2; and Day 2 Trades will be effected at Net Asset Value calculated as of Market Close on Day 2, provided such trades are received by the Transfer Agent by 7:30 a.m. Eastern Time on Day 3.

        4.4 Settlement. Day 1 Trades will settle on Day 2 and Day 2 Trades will settle on Day 3 (each, a "Settlement Day"). You will communicate payment instructions to the appropriate party so that timely payment to the Trust on each Settlement Day of the amount of all purchases may take place. The Trust will direct the Fund to make the timely payment on each Settlement Day of the amount of all redemptions. You will be responsible for providing appropriate instructions to the Trust or the Transfer Agent to enable the Trust or Transfer Agent to pay the appropriate amounts on the Settlement Date to all Plans effecting redemptions on such day.

        4.5 Notification of Net Asset Value. After 4:00 p.m. Eastern Time and prior to 7:30 p.m. Eastern Time on each business day, the Trust shall notify you of the net asset value per share of each Share of each Fund for that business day. Such information shall be accurate, true and complete and current in all respects and will be updated continuously and on an immediate basis.

        4.6 Net Asset Value Adjustments. In the event adjustments are required to correct any error in the computation of the net asset value of Shares, the Trust shall notify you prior to making any adjustments and describe the need for such adjustments (including the date of the error, the incorrect price and the correct price). In such case, an appropriate adjustment shall be made to the relevant Account and you shall make corresponding adjustments to the accounts of Plans and/or Participants. If, as a result of such error, Plans or Participants have received amounts of cash in excess of the amounts to which they otherwise would have been entitled prior to an adjustment, at the request of the Trust, you will make a good faith effort to collect such excess amounts from such Plans or Participants.

        4.7 Suspension of Sales or Redemptions. The Trust may cease offering Shares at any time, and in its sole discretion may require you to refuse any purchase order. Further, the Trust shall not be required to accept orders for redemption of Shares of a Fund under this Section 4 and may require you to refuse redemption requests if the Trust has suspended redemptions with respect to such Fund in accordance with section 22(e) of the Investment Company Act.

        4.8 Definition. For the purposes of this Agreement, "business day" shall mean each day that the New York Stock Exchange is open for business.

        5. Dividends and Distributions. As to each Fund, as soon as practicable after the announcement of a dividend or distribution, you shall be notified of the ex-date, record date, payable date, distribution rate per Share, record date Share balances and cash and reinvestment payment amounts. For annual tax reporting purposes, the Trust shall inform you of the portion of distributions that include any of the following: foreign source income, tax exempt income by state of origin, ordinary income, capital gain or return of capital. Such information shall be faxed to: [name, address and fax number]. All Account dividends and capital gains distribution will be reinvested in the applicable Account on the payable date at net asset value in accordance with each Fund’s then current prospectus.

        6. Preparation and Distribution of Written Materials.

        6.1 The Trust shall provide to the Plans who are shareholders of record of the Funds copies of proxy materials, periodic fund reports to shareholders and other materials that are required by law to be sent to the Funds’ shareholders. In addition, the Trust shall provide you with a sufficient quantity of prospectuses and statements of additional information ("SAI") of the Funds and any supplements or amendments to such prospectuses and SAIs to allow distribution to all Plan Participants, together with such additional copies of the Funds’ prospectuses and SAI as may be reasonably requested by you. If a Plan provides for pass-through voting by its Participants, or if pass-through voting is required by law, the Trust will provide you with a sufficient quantity of proxy materials for each Participant.

        6.2 The cost of preparing and printing the prospectuses, SAI, proxy materials, periodic reports to shareholders and other materials of the Funds and the cost of delivering them to you shall be paid by the Trust or its agent; provided, however, that if at any time the Trust or its agent reasonably believes that the usage by you or Plan of such materials is excessive, it may, prior to the delivery of such excess quantity of materials, request that you or the Plan, demonstrate the reasonableness of such usage. If the Trust believes that the reasonableness of such usage has not been adequately demonstrated by you or the Plan, it may request that you or the Plan pay the cost of printing and delivery to you of any excess copies of such materials. Unless you or the Plan, agree to pay such costs, the Trust may refuse to supply the excess copies of such materials.

        6.3 Section 6 shall not be interpreted as requiring delivery of any materials in excess of the number of copies required by applicable law by the Trust to you, a Plan, or Participants. This section shall not be interpreted as requiring Agent’s delivery to any Plan or Participant of any materials except as required by law.

        6.4 The cost of any distribution of prospectuses, SAI proxy materials, periodic reports and other materials of the Funds to a Plan and/or its Participants shall be paid either by you, the Plan or the Plan sponsor, as determined by your agreement with the Plan, and shall not be the responsibility of Trust.

        7. Compliance with Blue Sky Laws. You will only accept purchase orders for Shares of a Fund from Plans whose addresses recorded on your books are in jurisdictions in which the Trust has notified you in writing that the Shares of the Fund are registered or qualified for sale under applicable law (or otherwise exempt therefrom). You shall immediately cease accepting purchase orders for Shares of a Fund in any jurisdiction where the Trust notifies you in writing that the Fund’s registration or qualification has terminated or if the Trust otherwise wishes you to cease accepting purchase orders for Shares of such Fund in such jurisdiction. Upon request, you shall furnish the Trust or its designee with monthly written statements of the number of Shares of each Fund purchased by Plans resident in each jurisdiction.

        8. Capacity and Authority to Act. You and your officers, employees and agents are not authorized to make any representations concerning the Trust or the Shares to Plans or Participants or prospective Plans or Participants, excepting only information contained in the then-current prospectus and SAI or such other communications as may be expressly authorized by the Trust. In performing your services under this Agreement, you shall act as Agent for the Trust..

        9. Use of the Agent’s Name. The Trust shall not use your name in any prospectus, sales literature or other material relating to the Trust in a manner not approved by you prior thereto in writing; provided, however, that your approval shall not be required, unless requested by the Securities and Exchange Commission ("SEC") or any state securities authority or any other appropriate regulatory, governmental or judicial authority. The Trust shall notify Agent in the event any regulatory, governmental, or judicial authority requests the use of your name.

        10. Use of the Trust’s Name. You shall not use the name of the Trust (other than for internal use in connection with performing your duties under this agreement) in a manner not approved by the Trust prior thereto in writing; provided, however, that the approval of the Trust shall not be required, unless requested for the use of the Trust’s name in connection with communications permitted by Section 4 hereof or which is required by the SEC or any state securities authority or any other appropriate regulatory, governmental or judicial authority; provided, further, that in no event shall such approval be unreasonably withheld or delayed.

        11. Security. You represent and warrant that, to the best of your knowledge, the various procedures and systems which you have implemented (including provision for twenty-four hours a day restricted access) with regard to safeguarding the records and other data from loss or damage attributable to fire, theft or any other cause and your records, data, equipment, facilities and other property used in the performance of your obligations hereunder are adequate, and you will make such changes therein from time to time as in your judgment are required for the secure performance of your obligations hereunder. The parties shall review such systems and procedures on a periodic basis, and the Trust may from time to time specify the types of records to be safeguarded in accordance with this Section, provided that such request by the Trust is not unreasonable.

        12. Compliance with Laws.

        12.1 Each party shall comply with all applicable federal and state laws and regulations, including securities laws. Each party hereby agrees to maintain all records required by law relating to transactions on the Shares, and upon each party’s or its representative’s reasonable request, promptly make such records available to the other party or its representatives or government authority. In addition, you hereby agree to establish appropriate procedures and reporting forms and/or mechanisms and schedules in conjunction with the Trust or its administrator, to enable the company to identify the location, type of, and sales to all accounts opened and maintained by or for Plans. Each party represents and warrants to the other that the performance of each party’s respective obligations hereunder will comply with all applicable laws and regulations, the provisions of your charter documents and by-laws or other act required in connection with the execution, delivery, performance, validity, enforceability of this agreement. You furthermore undertake that you will promptly inform the Trust of any change in applicable laws or regulations (or interpretations thereof) or in your charter or by-laws or material contracts which would prevent or impair full performance of any of your obligations hereunder.

        12.2 You represent and warrant that you are registered as a broker-dealer under Section 15 of the Securities Exchange Act of 1934, as amended, and that such registration will be effective at all times during the term of this Agreement.

        12.3 Each party acknowledges and agrees that the Agent is not responsible for: (i) any information contained in any prospectus, registration statement, annual report, proxy statement, or item of advertising or marketing material prepared by the Trust or Funds which relates to any Fund; (ii) registration or qualification or any shares of any Fund under any federal or state laws; or (iii) compliance by the Trust and the Funds with all applicable federal and state laws, rules and regulations, the rules and regulations of any self-regulatory organization with jurisdiction over the above-named parties, and the provisions of the Funds’ prospectus and SAI (the foregoing laws, rules and regulations are collectively referred to herein as "Applicable Law").

        12.4 Each party hereto is entitled to rely on any written records or instructions provided to it by responsible persons of the other party(ies).

        12.5 Each party shall notify the other of any errors or omissions in any information, including the net asset value and distribution information set forth above, and interruptions in, or delay or unavailability of the means of transmittal or any such information as promptly as possible.

        13. Insurance. You shall maintain reasonable insurance coverage against any and all liabilities that may arise in connection with the performance of your duties hereunder. You shall provide the Trust with information with respect to the extent of such coverage upon request.

        14. Record Keeping.

        14.1 You shall maintain records in compliance with applicable laws and the rules and regulations of the SEC. Such records will be made available, at the Trust’s reasonable request, for inspection and use by the Trust, representatives of the Trust, self regulatory organizations, and governmental authorities. You agree that, for so long as you retain any records of the Trust, you will meet all reporting requirements pursuant to the Applicable Law with respect to such records. In the event this Agreement is terminated, you will use your best efforts to cooperate in the orderly transfer of such duties and responsibilities, including assistance in the establishment of books, records and other data by the successor.

        14.2 Survival of Records Keeping Obligations. The record keeping obligations imposed in this Section regarding records maintained during the life of this Agreement, shall survive the termination of this Agreement.

        15. Proprietary Information.

        15.1 Proprietary Information of agent. The Trust agrees that any proprietary information marked as proprietary provided by you to the Trust is proprietary to you and shall at all times remain your sole property. You shall retain all title, copyright, patent and other rights to any proprietary information and to all copies thereof. Upon termination of this Agreement, the Trust will return to you, as soon as practicable, all proprietary information and all copies thereof in its possession, custody, or control and shall destroy or render unusable all other proprietary information and copies thereof which, for any reason, cannot be delivered.

        15.2 Proprietary Information of Trust. You agree that any proprietary information marked as proprietary provided to you is proprietary to the Trust and shall at all times remain the Trust’s sole property. The Trust shall retain all title, copyright, patent and other rights to any proprietary information and to all copies thereof. Upon termination of this Agreement, you will return to the Trust, as soon as practicable, all proprietary information and all copies thereof in your possession, custody, or control and shall destroy or render unusable all other proprietary information and copies thereof which, for any reason, cannot be delivered.

        16. Force Majeure. Neither party shall be liable or responsible for delays or errors by reason of circumstances beyond its control, including, but not limited to, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown, flood or catastrophe, Acts of God, insurrection, war, riots or failure of communication or power supply.

        17. Indemnification.

        17.1 Indemnification of the Agent. The Trust shall indemnify and hold you and your respective officers, directors and employees harmless from and against any and all losses, claims, damages, liabilities and expenses (including reasonable attorney fees) incurred by them arising out of (i) any negligence or willful misconduct by the Trust in the performance or nonperformance of its obligations under this Agreement, (ii) any breach by the Trust of any representation, warranty or provision contained in this Agreement, (iii) any violation of Applicable Law by the Trust in the performance or nonperformance of its obligations under this Agreement, or (iv) any false or misleading statement or any omission of material fact necessary to make the statement made, in light of the circumstances under which it was made not misleading, by the Trust to any Plan or Participant. in connection with this Agreement or any Fund.

        In any case in which the Trust may be asked to indemnify or hold you harmless, the Trust shall be advised of all pertinent facts concerning the situation in question and you shall use reasonable care to identify and notify the Trust promptly concerning any situation which presents or appears likely to present a claim for indemnification against the Trust. The Trust shall have the option to defend you against any Claim which may be the subject of indemnification hereunder. In the event that the Trust elects to defend against such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to you. You may retain additional counsel at your expense. Except with the prior written consent of the Trust, you shall not confess any Claim or make any compromise in any case in which the Trust will be asked to indemnify you. Provided however, that in the event that the Trust fails to provide written consent, the Agent shall thereafter be liable only to the extent of the amount for which the action could otherwise have been settled or comprised.

        17.2 Indemnification of the Trust. You shall indemnify and hold the Trust and its respective officers, trustees and employees harmless from and against any and all losses, claims, damages, liabilities and expenses (including reasonable attorney fees) incurred by them arising out of (i) any negligence or willful misconduct by you in the performance or nonperformance of your obligations under this Agreement, (ii) any breach by you of any representation, warranty or provision contained in this Agreement, (iii) any violation of applicable law by you in the performance or nonperformance of your obligations under this Agreement, or (iv) any false or misleading statement or any omission of material fact necessary to make the statement made, in light of the circumstances under which it was made not misleading, by you to any Plan or Participant in connection with this Agreement or any Fund.

        In any case in which you may be asked to indemnify or hold the Trust harmless, you shall be advised of all pertinent facts concerning the situation in question and the Trust shall use reasonable care to identify and notify you promptly concerning any situation which presents or appears likely to present a claim for indemnification against you. You shall have the option to defend the Trust against any Claim which may be the subject of indemnification hereunder. In the event that you elect to defend against such Claim, the defense shall be conducted by counsel chosen by you and satisfactory to the Trust. The Trust may retain additional counsel at its expense. Except with the prior written consent of the Agent, the Trust shall not confess any Claim or make any compromise in any case in which you will be asked to indemnify the Trust. Provided however, that in the event that the Agent fails to provide written consent, the Trust shall thereafter be liable only to the extent of the amount for which the action could otherwise have been settled or comprised.

        17.3 Survival of Indemnities. The indemnities granted by the parties in this section 17 shall survive the termination of this Agreement.

        18. Further Notices. Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

        19. Termination. Any party may terminate this Agreement: (a) by providing 90 days’ written notice to the other party; (b) at any time by giving 30 days’ written notice to the other party in the event of a material breach of this Agreement by the other party that is not cured during such 30-day period; (c) upon institution of formal proceedings relating to the legality of the terms and conditions of this Agreement by the National Association of Securities Dealers, Inc., the SEC, or any other regulatory body; (d) upon assignment of the Agreement in contravention of the terms hereof; (e) in the event Shares are not registered, issued or sold in conformance with federal law or such law precludes the use of Shares as an underlying investment medium for the Plans; prompt notice shall be given by either party to the other in the event the conditions of this provision occur; and (f) upon such shorter notice as is required by law, order, or instruction by a court of competent jurisdiction or a regulatory body or self-regulatory organization with jurisdiction over the terminating party. Upon termination and at the request and, if requested, the expense of the requesting party, the other party to this Agreement shall deliver to the requesting party, any Account records which the requesting party may be required by law or regulation to have access to or to maintain.

        20. Amendment and Waiver. No modification of any provision of this Agreement will be binding unless in writing and executed by the party to be bound thereby. No waiver of any provision of this Agreement will be binding unless in writing and executed by the party granting such waiver. Any valid waiver of a provision set forth herein shall not constitute a waiver of any other provision of this Agreement. In addition, any such waiver shall constitute a present waiver of such provision and shall not constitute a permanent future waiver of such provision.

        21. Miscellaneous. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of [_____] without giving effect to the conflicts of laws provisions thereof. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect. This Agreement has been executed on behalf of the parties by the undersigned, not individually, but in the capacity indicated. This Agreement shall be effective when accepted by you below.

        22. Assignment. This Agreement shall be binding upon and shall inure to the benefit of the parties and their respective successors and assigns; provided, however, that neither this Agreement nor any rights, privileges, duties or obligations of the parties may be assigned by either party without the written consent of the other party or as expressly contemplated by this Agreement.

        23. Entire Agreement. This Agreement contains the entire agreement between the parties with respect to the transactions covered and contemplated hereunder, and supersedes all prior agreements and understandings between the parties relating to the subject matter hereof.

        24. No Joint Venture, Etc. Neither the execution nor performance of this Agreement shall be deemed to create a partnership or joint venture between the Trust and Agent.

        25. Notices. All notices hereunder shall be given in writing (and shall be deemed to have been duly given upon receipt) by delivery in person, by telecopy, by registered or certified mail or by overnight delivery (postage prepaid, return receipt requested) to the Agreement at the following addresses:

___________________ ___________________ ___________________ ___________________ Attn: ______________

With a copy to:

___________________ ___________________ ___________________ ___________________ Attn: ______________

        26. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same Agreement.

        27. Severability. If any provision of this Agreement shall be held or made invalid by court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

        Please confirm your agreement hereto by signing and returning the enclosed counterpart of this Agreement. Upon receipt thereof, this Agreement and such signed duplicate copy will evidence the agreement between us.

Barclays Global Investors Funds
Dated: ____________________	By:_____________ Name Title
Barclays Global Fund Advisors
Dated: ____________________	By:_____________ Name Title
By:_____________ Name Title
ACCEPTED:
Dated: ____________________	By:_____________ Name Title

Exhibit A

List of Funds
Barclays Global Investor Funds

Asset Allocation Fund
Bond Index Fund
Institutional Money Market Fund
LifePath Income Portfolio
LifePath 2010 Portfolio
LifePath 2020 Portfolio
LifePath 2030 Portfolio
LifePath 2040 Portfolio
Money Market Fund
S&P 500 Stock Fund

Exhibit B

Schedule of Fees

Fees
Barclays Global Investors Funds ____%	________%
Barclays Global Fund Advisors ____%	________%
Total Fee ____%	________

Exhibit (m)

BARCLAYS GLOBAL INVESTORS FUNDS

DISTRIBUTION PLAN

        WHEREAS, Barclays Global Investors Funds (the "Trust") is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("Act"); and

        WHEREAS, the Trust desires to adopt a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Act on behalf of the classes of shares of each Fund listed on the attached Appendix A as it may be amended from time to time (each, a "Fund" and, collectively, the "Funds") and the Board of Trustees, including a majority of the Qualified Trustees (as defined below), has determined that there is a reasonable likelihood that adoption of the plan will benefit each class of each Fund and its shareholders;

        NOW THEREFORE, each Fund hereby adopts the Plan in accordance with Rule 12b-1 under the Act on the following terms and conditions:

        Section 1. Pursuant to the Plan, the Trust, on behalf of each classes of each Fund listed in Appendix A, may pay to the distributor engaged by the Trust on behalf of the class ("Distributor"), as compensation for distribution-related services provided, or reimbursement for distribution related expenses incurred, a monthly fee at annual rates as set forth on Appendix A. The actual fee payable to the Distributor shall, within such limit, be determined from time to time by mutual agreement between the Trust and the Distributor. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to them. The Distributor may retain any portion of the total distribution fee payable hereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

        Section 2. The Plan (and each related agreement) will, unless earlier terminated in accordance with its terms, remain in effect from year to year after the first anniversary of its effectiveness if such continuance is specifically approved at least annually by vote of a majority of both (a) the Trustees of the Trust and (b) the Qualified Trustees, cast in person at a meeting (or meetings) called for the purpose of voting on such approval.

        Section 3. The Trust shall provide to the Trust’s Board of Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended by the Trust under the Plan and each related agreement and the purposes for which such expenditures were made.

        Section 4. The Plan may be terminated with respect to any class at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting securities of the class.

        Section 5. All agreements related to the Plan shall be in writing and shall be approved by vote of a majority of both (a) the Trustees of the Trust and (b) the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. Any agreement related to the Plan shall provide:

A. That such agreement may be terminated at any time, without payment of any penalty, by the Trust upon 60 days’ written notice to Distributor or by Distributor at any time after the second anniversary of the effective date of such agreement on 60 days’ written notice to the Trust; and

B. That such agreement shall terminate automatically in the event of its "assignment" (as defined below).

        Section 6. The Plan may not be amended to increase materially the amount that may be expended by a class of a Fund pursuant to the Plan without the approval by a vote of a majority of the outstanding voting securities of such class of such Fund, and no material amendment to the Plan shall be made unless approved by vote of a majority of both (a) the Trustees of the Trust and (b) the Qualified Trustees, cast in person at a meeting (or meetings) called for the purpose of voting on such approval.

        Section 7. While the Plan is in effect, the selection and nomination of each Trustee who is not an "interested person" (as defined below) of the Trust shall be committed to the discretion of the Trustees who are not interested persons.

        Section 8. To the extent any payments made by the Fund pursuant to a Servicing Agreement are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the Act, such payments shall be deemed to have been approved pursuant to this Plan. Notwithstanding anything herein to the contrary, the Fund shall not be obligated to make any payments under this Plan that exceed the maximum amounts payable under Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc.

        Section 9. The Trust shall preserve copies of the Plan, each related agreement and each report made pursuant to Section 4 hereof, for a period of not less than six years from the date of the Plan, such agreement or such report, as the case may be, the first two years in an easily accessible place.

        Section 10. As used in the Plan, (a) the terms "interested person" and "vote of a majority of the outstanding voting securities" shall have the respective meanings specified in the Act and the rules and regulations thereunder, subject to such exemption as may be granted by the Securities and Exchange Commission and (b) the term "Qualified Trustees" shall mean the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan.

APPENDIX A

Institutional Money Market Fund Class D	0.25%
LifePath Income Portfolio Class R	0.75%
LifePath 2010 Portfolio Class R	0.75%
LifePath 2020 Portfolio Class R	0.75%
LifePath 2030 Portfolio Class R	0.75%
LifePath 2040 Portfolio Class R	0.75%

Approved: November 27, 2001

Exhibit (n)

BARCLAYS GLOBAL INVESTORS FUNDS

RULE 18f-3 MULTI-CLASS PLAN

I. Introduction.

        Pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), this Rule 18f-3 Multi-Class Plan (the "Plan") sets forth the method for allocating fees and expenses among each class of shares in the separate investment portfolios (the "Funds") of Barclays Global Investors Funds (the "Trust"). In addition, the Plan sets forth the maximum initial sales charges, contingent deferred sales charges ("CDSCs"), Rule 12b-1 distribution fees, shareholder servicing fees, conversion features, exchange privileges and other shareholder services applicable to each class of shares of the Funds.

        The Trust is an open-end series investment company registered under the 1940 Act, the shares of which are registered on Form N-1A under the Securities Act of 1933, as amended. The Trust hereby elects to offer multiple classes of shares of the Funds pursuant to the provisions of Rule 18f-3 and the Plan. Appendix A, as it may be amended from time to time, lists the Funds that have approved the Plan and the classes of each such Fund. Each such Fund that has authorized the issuance of multiple classes of shares is referred to as a "Multi-Class Fund" hereunder.

II. Allocation of Expenses.

A. Mandatory Class Expenses. Pursuant to Rule 18f-3, the Trust allocates to each class of shares of a Multi-Class Fund: (i) any fees and expenses incurred by the Fund in connection with the distribution of such class of shares under a distribution plan adopted for such class of shares pursuant to Rule 12b-1; and (ii) any fees and expenses incurred by the Fund under a shareholder servicing plan in connection with the provision of shareholder administrative or liaison services to the holders of such class of shares.

B. Discretionary Class Expenses. In addition, pursuant to Rule 18f-3, the Trust may allocate the following fees and expenses to a particular class of shares of a Multi-Class Fund:

(i) transfer agent fees identified by the transfer agent as being attributable to such class of shares;

(ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, notices, prospectuses, reports, and proxies to current shareholders of that class or to regulatory agencies with respect to such class of shares;

(iii) blue sky notification or other filing fees incurred with respect to such class of shares;

(iv) Securities and Exchange Commission registration fees incurred with respect to such class of shares;

(v) the expense of administrative personnel and services (including, but not limited to, those of a portfolio accountant, custodian or dividend paying agent charged with calculating net asset values or determining or paying dividends) as required to support the shareholders of such class of shares;

(vi) litigation or other legal expenses incurred with respect to such class of shares;

(vii) fees of the Trust’s Trustees incurred with respect to matters affecting such class of shares;

(viii) independent accountants’ fees incurred with respect to such class of shares; and

(ix) any other fees and expenses, not including advisory or custodial fees or other expenses related to the management of the Fund’s assets, incurred with respect to such class of shares.

        For all purposes under this Plan, fees and expenses incurred "with respect to" a class of shares are those fees and expenses that are actually incurred in a different amount by the class or that relate to a different kind or degree of services provided to the class. Any decision to treat expenses referenced in this Subsection B as class expenses and any subsequent changes to such decision will be reviewed and approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust.

C. Relative Net Asset Value Allocation. Income, realized and unrealized capital gains and losses, and any expenses of a Multi-Class Fund not allocable to a particular class of the Fund pursuant to this Plan shall be allocated to each class of the Fund based upon the relative net asset value of that class in relation to the aggregate net asset value of the Fund. In certain cases, a service provider for a Multi-Class Fund may waive or reimburse all or a portion of the expenses of a specific class of shares of the Multi-Class Fund. The Board of Trustees will monitor any such waivers or reimbursements to ensure that they do not generate inappropriate cross-subsidization between classes.

III. Class Arrangements.

        The following summarizes the maximum initial sales charges, CDSCs, Rule 12b-1 distribution fees, shareholder servicing fees, conversion features, exchange privileges and other shareholder services applicable to a particular class of shares of the Multi-Class Funds. Appendix A sets forth the actual sales charges, Rule 12b-1 fees and shareholder servicing fees of each class of shares of each Multi-Class Fund. Additional details and restrictions regarding such fees and services are set forth in the relevant Fund’s current Prospectus and Statement of Additional Information.

A. Class D Shares-- Multi-Class Funds

1. Maximum Initial Sales Charge: None

2. Contingent Deferred Sales Charge: None

3. Maximum Annual Rule 12b-1 Distribution Fee: 0.25%

4. Maximum Annual Shareholder Servicing Fee: None

5. Conversion Features: None

6. Exchange Privileges: None

7. Other Class-Specific Shareholders Services: None

A. Class I Shares-- Multi-Class Funds

1. Maximum Initial Sales Charge: None

2. Contingent Deferred Sales Charge: None

3. Maximum Annual Rule 12b-1 Distribution Fee: None

4. Maximum Annual Shareholder Servicing Fee: 0.25%

5. Conversion Features: None

6. Exchange Privileges: Class I shares of any Fund may be exchanged for Class I shares of any other Fund, or for shares of the Trust’s single-class Funds.

7. Other Class-Specific Shareholders Services: None

A. Class R Shares-- Multi-Class Funds

1. Maximum Initial Sales Charge: 1.00%

2. Contingent Deferred Sales Charge: None

3. Maximum Annual Rule 12b-1 Distribution Fee: 0.75%

4. Shareholder Servicing Fee: 0.25%

5. Conversion Features: None

6. Exchange Privileges: Class R shares of any Fund may be exchanged for shares of the same class of any other Fund, provided that if the other Fund charges a sales load on the purchase of its shares that is higher than the sales load paid in connection with the shares the investor is exchanging, the investor pays the difference.

7. Other Class-Specific Shareholder Services: None

IV. Board Review.

    The Board of Trustees of the Trust shall review the Plan as it deems necessary. Prior to any material amendment(s) to the Plan with respect to any Multi-Class Fund’s shares, the Trust’s Board of Trustees, including a majority of the Trustees that are not interested persons of the Trust, shall find that the Plan, as proposed to be amended (including any proposed amendments to the method of allocating class and/or fund expenses), is in the best interest of each class of shares of the Fund individually and the Fund as a whole. In considering whether to approve any proposed amendment(s) to the Plan, the Trustees of the Trust shall request and evaluate such information as they consider reasonably necessary to evaluate the proposed amendment(s) to the Plan.

Adopted: November 27, 2001

APPENDIX A
BGIF Multi Class Funds	Maximum Initial Sales Charge	Maximum CDSC	Maximum 12b-1 Fee	Maximum Shareholder Servicing Fee
1. Institutional Money Market Fund
Class D	None	None	0.25%	None
Class I	None	None	None	None
2. LifePath Income Portfolio

Class I	None	None	None	0.25%
Class R	1.00%	None	0.75%	0.25%
3. LifePath 2010 Portfolio

Class I	None	None	None	0.25%
Class R	1.00%	None	0.75%	0.25%
4. LifePath 2020 Portfolio

Class I	None	None	None	0.25%
Class R	1.00%	None	0.75%	0.25%
5. LifePath 2030 Portfolio

Class I	None	None	None	0.25%
Class R	1.00%	None	0.75%	0.25%
6. LifePath 2040 Portfolio

Class I	None	None	None	0.25%
Class R	1.00%	None	0.75%	0.25%

Adopted: November 27, 2001

Exhibit (p)(1)

BARCLAYS GLOBAL INVESTORS FUNDS
MASTER INVESTMENT PORTFOLIO

JOINT CODE OF ETHICS
Adopted Under Rule 17j-1

Effective November 27, 2001

        Barclays Global Investors Funds ("BGIF") and Master Investment Portfolio ("MIP") (each a "Trust" and collectively, the "Trusts") are confident that their Trustees, officers, and employees act with integrity and good faith. The Trusts recognize, however, that personal interests may conflict with the Trusts’ interests where officers or Trustees:

* know about present or future portfolio transactions; or

* have the power to influence portfolio transactions; and

* engage in securities transactions in their personal account(s).

        In an effort to prevent these conflicts and in accordance with Rule 17j-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Trusts have adopted this Joint Code of Ethics (the "Code") to prohibit transactions and conduct that create conflicts of interest, and to establish reporting requirements and enforcement procedures. (Definitions of underlined terms are included in Appendix A). Although the Trusts have adopted the Code jointly pursuant to Rule 17j-1 under the 1940 Act, each Trust is responsible for implementing the Code on behalf of, and for compliance therewith by, its own access persons.

I. About BGIF, MIP and the Advisor.

    BGIF is a registered investment company that consists of multiple investment portfolios (each a "Feeder Fund" and collectively, the "Feeder Funds"). The Feeder Funds do not have their own investment advisor. Instead, each Feeder Fund invests all of its assets in a corresponding master portfolio of MIP (each a "Master Portfolio" and collectively, the "Master Portfolios") that has substantially identical investment objectives, strategies and policies as the Feeder Fund. MIP is a registered investment company that consists of multiple Master Portfolios (collectively, with the Feeder Funds, the "Funds"). Barclays Global Fund Advisors (the "Advisor") is the investment advisor for the Master Portfolios. The Advisor provides investment guidance and policy direction for each Master Portfolio. In buying and selling securities for the Master Portfolios, the Advisor employs replication and representative sampling strategies for certain Master Portfolios and mathematical allocation models for certain other Master Portfolios. Because of these investment methodologies, the personal securities activities of the Trustees and officers of the Trusts are less likely to create a conflict of interest than they may in investment companies that employ performance based or fundamental research driven investment or other discretionary strategies. Consequently, the Trusts have considered, but not adopted, certain of the recommendations of the Investment Company Institute’s Advisory Group on Personal Trading.

II. About this Code of Ethics.

A. Who is covered by the Code?

* All Trust officers;

* All Trustees, both interested and independent; and

* Natural persons in a control relationship to a Fund who obtain information concerning recommendations about the purchase or sale of any security by a Fund (Natural Control Persons).

B. What rules apply to me?

This Code sets forth specific prohibitions regarding securities transactions and sets out certain reporting requirements. For the reporting requirements that apply to you, please refer to Parts A - D, as indicated below.

Independent Trustees	Part A
Interested Trustees	Part B
Trust Officers	Part C
Natural Control Persons	Part D

III. Statement of General Principles.

        In recognition of the trust and confidence placed in the Trusts by their shareholders, and because the Trusts believe that their operations should benefit their shareholders, the Trusts have adopted the following general principles:

A. The interests of our shareholders are paramount. Shareholder interests must be placed before your own.

B. You must accomplish all personal securities transactions in a manner that avoids a conflict between your personal interests and those of the Trusts and our shareholders.

C. You must avoid actions or activities that allow you or your family to profit or benefit from your position with the Trusts, or that bring into question your independence or judgment.

IV. Prohibition Against Fraud, Deceit and Manipulation.

You cannot, in connection with the direct or indirect purchase or sale of a security held or to be acquired by a Fund:

A. employ any device, scheme or artifice to defraud the Fund;

B. make to the Fund any untrue statement of a material fact or omit to state to the Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

C. engage in any act, practice or course of business that operates or would operate as a fraud or deceit upon the Fund; or

D. engage in any manipulative practice with respect to the Fund.

V. Review and Enforcement of the Code.

A. Appointment of a Review Officer.

A review officer (the "Review Officer") will be appointed by the Chairman of the Board of Trustees of each Trust ("Chairman") to perform the duties described in this Section V.

B. The Review Officer’s Duties and Responsibilities.

(1) The Review Officer shall notify each person who becomes an access person of a Trust and is required to report under the Code of their reporting obligations, no later than 10 days before the first quarter in which such person is obligated to begin reporting.

(2) The Review Officer will, on a quarterly basis, compare all reported personal securities transactions with the Funds’ completed portfolio transactions and a list of securities being considered for purchase (i.e., trade lists) by the Advisor during the quarter to determine whether a Code violation may have occurred. The Review Officer may request additional information or take any other appropriate measure that the Review Officer decides is necessary to aid in this determination. Before determining that a person has violated the Code, the Review Officer must give the person an opportunity to supply explanatory material.

(3) If the Review Officer finds that a Code violation may have occurred, the Review Officer must create and submit a written report regarding the possible violation, together with the confidential quarterly report and any explanatory material provided by the person, to the Chairman and legal counsel ("Counsel") for a Trust. The Chairman, with advice of Counsel, will determine, in his or her sole discretion, whether the person violated the Code.

(4) No person is required to participate in a determination of whether he or she has committed a Code violation or discuss the imposition of any sanction against himself or herself.

(5) If required, the Review Officer will submit his or her own reports (as required) to an Alternate Review Officer who will fulfill the duties of the Review Officer with respect to such reports. If a securities transaction of the Review Officer is under review for a possible violation, a Trust officer designated by the Chairman will act as the Alternate Review Officer for purposes of this Section V.

(6) The Review Officer will, on an annual basis, obtain from the Advisor, or any other investment adviser to a Fund (including any sub-adviser) and the Trusts’ principal underwriter (if applicable) a written annual issues report and accompanying certification.

C. Exceptions.

In the event that a person subject to the Code believes that he or she is unable to comply with certain provisions of the Code, the person must notify the Review Officer in writing, setting forth the reasons why he or she cannot comply with the Code.

The Review Officer, in his or her discretion, may exempt such person from any such provisions of the Code, if the Review Officer determines that (a) the services of the person are valuable to the Trust or the Advisor; (b) the failure to grant this exemption will result in an undue burden on the person or prevent the person from being able to render services to the Trust or the Advisor; and (c) granting the exemption does not detrimentally affect the shareholders of the Trust or the Advisor or create a risk of such an effect. The Review Officer will prepare a report documenting the nature and scope of any exemption granted, the persons involved and the reasons for granting such exemption.

Any person granted an exemption with respect to a particular transaction must furnish the Review Officer with a written report concerning that transaction within three days of the transaction.

D. Sanctions.

If the Chairman, with advice of Counsel, determines that a person violated the Code pursuant to paragraph B.(3) above, disciplinary action may be taken and sanctions may be imposed.

VI. Recordkeeping.

        The Trusts will maintain records as set forth below. These records will be maintained in accordance with Rule 31a-2 under the 1940 Act and the following requirements. They will be available for examination by representatives of the Securities and Exchange Commission and other regulatory agencies.

A. A copy of this Code and any other code adopted by a Trust which is, or at any time within the past five years has been, in effect will be preserved in an easily accessible place.

B. A record of any Code violation and of any sanctions taken will be preserved in an easily accessible place for a period of at least five years following the end of the fiscal year in which the violation occurred.

C. A copy of each Quarterly, Initial and Annual Report submitted under this Code, including any information provided in lieu of such reports, will be preserved for a period of at least five years from the end of the fiscal year in which it is made, for the first two years in an easily accessible place.

D. A record of all persons, currently or within the past five years, who are or were required to submit reports under this Code, and a list of those who are or were responsible for reviewing these reports, will be maintained in an easily accessible place.

E. A copy of each annual issues report and accompanying verification, as required by Section VIII.C of this Code, must be maintained for at least five years from the end of the fiscal year in which it is made, for the first two years in any easily accessible place.

VII. Interrelationship with Other Codes of Ethics.

A. General Principle.

A person who is both an access person of a Trust and an access person of the Advisor or principal underwriter is only required to report under and otherwise comply with the Advisor’s or principal underwriter’s Rule 17j-1 code of ethics, respectively, provided that such code has been adopted pursuant to and in compliance with Rule 17j-1. Such persons, however, are still subject to the principles and prohibitions contained in Section III and IV hereof.

B. Procedures.

The Advisor must:

(1) Submit to the Boards of Trustees a copy of its code of ethics adopted pursuant to Rule 17j-1;

(2) Promptly furnish to the Trusts, upon request, copies of any reports made under its code of ethics by any person who is also covered by the Trusts’ Code; and

(3) Promptly report to the Trusts in writing any material amendments to its code of ethics, along with the certification described under Section VIII.C hereof.

VIII. Miscellaneous.

A. Confidentiality.

The Trusts will endeavor to maintain the confidentiality of all personal securities transactions reports and any other information filed with the Trusts under this Code. Such reports and related information, however, may be produced to the Securities and Exchange Commission and other regulatory agencies.

B. Interpretation of Provisions.

The Trusts’ Boards of Trustees may from time to time adopt such interpretations of this Code as they deem appropriate.

C. Annual Issues Report and Accompanying Certification.

At least annually, each Trust must provide the following to its respective Board of Trustees:

(1) a written report that describes any issues that arose during the previous year under its code and any procedures thereto, including any material code or procedural violations, and any resulting sanctions; and

(2) a certification that it has adopted procedures reasonably necessary to prevent its access persons from violating its code.

The Trusts may report to the Boards more frequently as they deem necessary or appropriate and shall do so as requested by the Boards.

D. Initial and Annual Acknowledgment.

The Review Officer shall promptly provide all persons covered by this Code with a copy of the Code. In addition, all persons covered by this Code must complete the Acknowledgment included as Appendix D within 10 days of becoming an access person of the Trusts and must submit an Acknowledgment to the Review Officer each year thereafter.

Adopted on behalf of MIP: August 16, 2000

Adopted on behalf of BGIF: November 27, 2001

PART A

Independent Trustees

I. Quarterly Reports

        Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report form is included as Appendix B.

        If you had no reportable transactions and did not open any securities accounts during the quarter, you are not required to submit a report.

        You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

II. What Must Be Included In Your Quarterly Reports?

(A) You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. The report must also list each securities account you established during the quarter in which any securities were held for your direct or indirect benefit.

(B) Reports of securities transactions are required only if you knew at the time of the transaction or, in the ordinary course of fulfilling your official duties as a Trustee, should have known, that during the 15-day period immediately preceding or following the date of your transaction, the same security was purchased or sold, or was being considered for purchase or sale, by a Fund.

For purposes of this exception, an independent Trustee does not have such specific actual or constructive knowledge that a reportable security is or was purchased or sold, or was considered for purchase or sale, if such knowledge is based solely on the fact that the independent Trustee "knew" that MIP or BGI Funds that are index or index allocation funds, purchase and sell securities comprising the indices on a daily basis.

Note: The "should have known" standard does not:

* imply a duty of inquiry;

* presume you should have deduced or extrapolated from discussions or memoranda dealing with a Fund’s investment strategies; or

* impute knowledge from your awareness of a Fund’s portfolio holdings, market considerations, benchmark index, or investment policies, objectives and restrictions.

III. What May Be Excluded from Your Quarterly Reports?

        You are not required to include the following securities, transactions or accounts on your Quarterly Reports:

(A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

(B) Purchases of direct obligations of the U.S. Government, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

        You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

PART B

Interested Trustees

I. Initial and Annual Report of Securities Holdings and Accounts.

        You must provide the Review Officer with a complete listing of your securities accounts and any securities you beneficially own as of the date you first became subject to the Code’s reporting requirements. You must submit the initial list within 10 days of the date you first became subject to the reporting requirements. Each following year, you must submit a revised list to the Review Officer showing your securities accounts and any securities you beneficially own as of a date no more than 30 days before you submit the list. An Initial Report form and an Annual Report form are included as Appendix C.

II. Quarterly Reports.

        Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report is included as Appendix B.

        If you had no reportable transactions and did not open any securities accounts during the quarter, you are still required to submit a report. Please note on your report that you had no reportable items during the quarter, and return it, signed and dated.

        You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

III. What Must Be Included In Your Reports?

        You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. You also must list on the report each account in which any securities were held for your direct or indirect benefit.

IV. What May Be Excluded from Your Reports?

        You are not required to include the following securities, transactions or accounts on your reports:

(A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

(B) Purchases of direct obligations of the U.S. Government, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

        You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

PART C

Trust Officers

I. Initial and Annual Report of Securities Holdings and Accounts.

        You must provide the Review Officer with a complete listing of your securities accounts and any securities you beneficially own as of the date you first became subject to the Code’s reporting requirements. You must submit the initial list within 10 days of the date you first became subject to the reporting requirements. Each following year, you must submit a revised list to the Review Officer showing your securities accounts and any securities you beneficially own as of a date no more than 30 days before you submit the list. An Initial Report form and an Annual Report form are included as Appendix C.

II. Quarterly Reports.

        Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report is included as Appendix B.

        If you had no reportable transactions and did not open any securities accounts during the quarter, you are still required to submit a report. Please note on your report that you had no reportable items during the quarter, and return it, signed and dated.

        You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

III. What Must Be Included In Your Reports?

        You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. You also must list on the report each account in which any securities were held for your direct or indirect benefit.

IV. What May Be Excluded from Your Reports?

        You are not required to include the following securities, transactions or accounts on your reports:

(A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

(B) Purchases of direct obligations of the U.S. Government, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

        You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

PART D

Natural Control Persons

I. Initial and Annual Report of Securities Holdings and Accounts.

        You must provide the Review Officer with a complete listing of your securities accounts and any securities you beneficially own as of the date you first became subject to the Code’s reporting requirements. You must submit the initial list within 10 days of the date you first became subject to the reporting requirements. Each following year, you must submit a revised list to the Review Officer showing your securities accounts and any securities you beneficially own as of a date no more than 30 days before you submit the list. An Initial Report form and an Annual Report form are included as Appendix C.

II. Quarterly Reports.

        Each quarter, you must report any securities transactions, as well as any securities accounts you established during the quarter. You must submit your report to the Review Officer no later than 10 days after the end of each calendar quarter. A Quarterly Report is included as Appendix B.

        If you had no reportable transactions and did not open any securities accounts during the quarter, you are still required to submit a report. Please note on your report that you had no reportable items during the quarter, and return it, signed and dated.

        You need not submit a Quarterly Report if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 10 days after the end of the calendar quarter. Please see the Review Officer for more information.

III. What Must Be Included In Your Reports?

        You must report all transactions in securities that: (i) you directly or indirectly beneficially own or (ii) because of the transaction, you acquire direct or indirect beneficial ownership. You also must list on the report each account in which any securities were held for your direct or indirect benefit.

IV. What May Be Excluded from Your Reports?

        You are not required to include the following securities, transactions or accounts on your reports:

(A) Purchases or sales effected for any account over which you have no direct or indirect influence or control.

(B) Purchases of direct obligations of the U.S. Government, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end investment companies.

        You may include a statement in your report that the report shall not be construed as your admission that you have any direct or indirect beneficial ownership in a security included in the report.

V. Pre-Approval of Investments in IPOs or Limited Offerings.

        If you are a natural control person who controls the Trust and who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities by the Trust, you may not directly or indirectly acquire beneficial ownership in any securities in an IPO or limited offering without obtaining prior approval from the Review Officer. The Review Officer must review each request for approval and record the decision regarding the request. Each such record must include the Review Officer’s reasons supporting the decision. The Trusts must maintain a record of any decision, and the reasons supporting the decision, to approve these investments for at least five years after the end of the fiscal year in which the approval is granted.

APPENDIX A

Definitions

General Note

The definitions and terms used in this Code of Ethics are intended to mean the same as they do under the 1940 Act and the other federal securities laws. If a definition hereunder conflicts with the definition in the 1940 Act or other federal securities laws, or if a term used in this Code is not defined, you should follow the definitions and meanings in the 1940 Act or other federal securities laws, as applicable.

Access person means any trustee or officer of a Trust; any employee of a Trust (or of any company in a control relationship to a Trust) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of securities by a Trust or whose functions relate to the making of any recommendations with respect to the purchases or sales; and any natural person in a control relationship to a Trust, who obtains information concerning recommendations made to the Trust with regard to the purchase or sale of securities by the Trust.

Beneficial ownership means the same as it does under Section 16 of the Securities Exchange Act of 1934 and Rule 16a-1(a)(2) thereunder. You should generally consider yourself the "beneficial owner" of any securities in which you have a direct or indirect pecuniary (monetary) interest. In addition, you should consider yourself the beneficial owner of securities held by your spouse, your minor children, a relative who shares your home, or other persons by reason of any contract, arrangement, understanding or relationship that provides you with sole or shared voting or investment power.

Control means the same as it does under Section 2(a)(9) of the 1940 Act. Section 2(a)(9) provides that "control" means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company. Ownership of more than 25% of a company’s outstanding voting securities is presumed to give the holder of such securities control over the company. This presumption may be countered by the facts and circumstances of a given situation.

High quality short-term debt instrument means any instrument that has a maturity at issuance of less than 366 days and that is rated in one of the two highest rating categories by a nationally recognized statistical rating organization (e.g., Moody’s Investors Service).

Independent Trustee means a Trustee of a Trust who is not an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

Interested Trustee means a Trustee of a Trust who is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

IPO (i.e., initial public offering) means an offering of securities registered under the Securities Act of 1933 the issuer of which, immediately before the registration, was not subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934.

Limited offering means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2), Section 4(6), Rule 504, Rule 505 or Rule 506 (e.g., private placements).

Purchase or sale of a security includes, among other things, the writing of an option to purchase or sell a security.

Security means the same as it does under Section 2(a)(36) of the 1940 Act, except that it does not include direct obligations of the U.S. Government, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, or shares issued by registered open-end investment companies.

A security held or to be acquired by a Fund means: (i) any security that within the most recent 15 days is or has been held by the Fund or is being or has been considered by the Advisor for purchase by the Fund and (ii) any option to purchase or sell, and any security convertible into or exchangeable for, a security.

A security is being purchased by a Fund from the time a purchase or sale program has been communicated to the person who places buy and sell orders for the Fund until the program has been fully completed or terminated.

A security is being considered for purchase by a Fund when the Advisor identifies a security as such. For purposes of this Code, the Advisor considers securities on its "trade lists" as those "being considered for purchase."

Trust officer means any person lawfully elected by a Board and authorized to act on behalf of a Trust.

APPENDIX B

Quarterly Report

Name of Reporting Person: ___________________________

Calendar Quarter Ended: ______________

Date Report Due: ______ 10, ____

Date Report Submitted:_____________

Securities Transactions
Date of Transaction	Name of Issuer andTitle of Security	No. of Shares (if applicable)	Principal Amount, Maturity Date and Interest Rate (if applicable)	Type of Transaction	Price	Name of Broker, Dealer or Bank Effecting Transaction

        If you have no securities transactions to report for the quarter, please check here. ____

        If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.

____________________________________________________________________________________________________________________________________________________________

Securities Accounts

If you established a securities account during the quarter, please provide the following information:

Name of Broker, Dealer or Bank	Date Account was Established	Name(s) on and Type of Account

If you did not establish a securities account during the quarter, please check here. ___

I certify that I have included on this report all securities transactions and accounts required to be reported pursuant to the Code of Ethics.
Signature: ____________________	Date: __________________

APPENDIX C
Initial and Annual Reports of Securities and Accounts

INITIAL HOLDINGS REPORT

Name of Reporting Person: ____________________________

Date Person Became Subject to the Code’s Reporting Requirements: ________

Information in Report Dated As Of: ____________

Date Report Due: __________

Date Report Submitted: __________

Securities Holdings
Name of Issuer and Title of Security	No. of Shares (if applicable)	Principal Amount, Maturity Date and Interest Rate (if applicable)

If you have no securities holdings to report, please check here. ____

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.
____________________________________________________________________________________________________________________________________________________________

Securities Accounts
Name of Broker, Dealer or Bank	Name(s) on and Type of Account

If you have no securities accounts to report, please check here. _____

I certify that I have included on this report all securities holdings and accounts required to be reported pursuant to the Code of Ethics.
Signature: ____________________	Date: __________________

APPENDIX C (CONTINUED)

ANNUAL HOLDINGS REPORT

Name of Reporting Person:________________________________

Information in Report Dated As of:____________

Date Report Due: __________

Date Report Submitted:____________

Calendar Year Ended: December 31, _____

Securities Holdings
Name of Issuer and Title of Security	No. of Shares (if applicable)	Principal Amount, Maturity Date and Interest Rate (if applicable)

If you have no securities holdings to report for the year, please check here. ____

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.

____________________________________________________________________________________________________________________________________________________________

Securities Accounts
Name of Broker, Dealer or Bank	Date Account Was Established	Name(s) on and Type of Account

If you have no securities accounts to report for the year, please check here. _____

I certify that I have included on this report all securities transactions and accounts required to be reported pursuant to the Code of Ethics.
Signature: ____________________	Date: __________________

APPENDIX D

Acknowledgment

TO: Review Officer

RE: Acknowledgment of Code of Ethics

---------------------------------------------------------------------------------------------------------------------

Initial Acknowledgment: Please check here if this is an initial acknowledgment. _

I CERTIFY THAT (1) I HAVE RECEIVED, READ AND UNDERSTAND THE CODE OF ETHICS, (2) I AM AWARE THAT I AM SUBJECT TO THE PROVISIONS OF THIS CODE, (3) I WILL COMPLY WITH THIS CODE, AND (4) I WILL REPORT ALL HOLDINGS, TRANSACTIONS AND ACCOUNTS THAT I AM REQUIRED TO REPORT PURSUANT TO THIS CODE.

---------------------------------------------------------------------------------------------------------------------

Annual Acknowledgment: Please check here if this is an annual acknowledgment. _

I CERTIFY THAT (1) I HAVE RECEIVED, READ AND UNDERSTAND THE CODE OF ETHICS, (2) I AM AWARE THAT I AM SUBJECT TO THE PROVISIONS OF THIS CODE, (3) I HAVE COMPLIED WITH THIS CODE AT ALL TIMES DURING THE PREVIOUS CALENDAR YEAR, AND (4) I HAVE, DURING THE PREVIOUS CALENDAR YEAR, REPORTED ALL HOLDINGS, TRANSACTIONS AND ACCOUNTS THAT I AM REQUIRED TO REPORT PURSUANT TO THIS CODE.

---------------------------------------------------------------------------------------------------------------------

Name (print): ________________________ Position: ____________________________ Signature: ___________________________ Date Submitted: ______________________ Date Due: ___________________________